As filed with the U.S. Securities and Exchange Commission on February 14, 2025

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 153	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Copies of Communications to:

Jeffrey K. Seeley 2301 Rosecrans Avenue, Suite 2150 El Segundo, California 90245 (Name and Address of Agent for Service)	David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

iMGP Funds/Litman Gregory Logo

LITMAN GREGORY FUNDS TRUST

www.imgpfunds.com

Prospectus

(Share Class – Ticker Symbol)

iMGP Dolan McEniry Fixed Income Holdings Fund

Advisor SMA Class – [ ]

[    ], 2025

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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Summary Section	iMGP Dolan McEniry Fixed Income Holdings Fund

iMGP Dolan McEniry Fixed Income Holdings Fund

Investment Objective

The iMGP Dolan McEniry Fixed Income Holdings Fund (the “Dolan McEniry Fixed Income Holdings Fund” or the “Fund”) seeks to provide investors with total return, with a secondary investment objective of preserving capital.

Fees and Expenses of the Dolan McEniry Fixed Income Holdings Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dolan McEniry Fixed Income Holdings Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	[	]%
Other Expenses(2)	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement(3)	[	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	[	]%

[1]

The Dolan McEniry Fixed Income Holdings Fund does not pay an advisory fee to iM Global Partner Fund Management, LLC (“iM Global” or the “Advisor”). However, shares of the Dolan McEniry Fixed Income Holdings Fund are only available to participants in certain approved “wrap fee” programs sponsored by investment advisers that may be affiliated with the Fund or Dolan McEniry Capital Management, LLC (“Dolan McEniry”), the sub-advisor to the Fund, and to Dolan McEniry’s separately managed account (“SMA”) clients. Participants in these programs pay a “wrap” fee to the sponsor of the program while SMA clients pay a fee directly to Dolan McEniry. You should read carefully the brochure provided to you by the sponsor or Dolan McEniry. The brochure is required to include information about the fees charged to you by the sponsor and Dolan McEniry and the fees paid by the sponsor to Dolan McEniry and its affiliates. You pay no additional fees or expenses to purchase shares of the Dolan McEniry Fixed Income Holdings Fund.

[2]

“Other Expenses” have been estimated based on the expenses the Fund expects to incur for the current fiscal year. Actual expenses may be different. Other Expenses include taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

[3]

The Advisor has contractually agreed to limit the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through [    ] to an annual rate of [  ]% for the Advisor SMA Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$[ ]%

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares of investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available as of the date of the Prospectus.

Principal Strategies

The Dolan McEniry Fixed Income Holdings Fund invests in a diversified portfolio of fixed income instruments including, but not limited to, corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Advisor believes that giving a highly disciplined manager latitude in the types of bonds it can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Dolan McEniry Fixed Income Holdings Fund to give its sub-advisor (the “sub-advisor” or “manager”) broad flexibility but limit the sub-advisor to its highest-conviction ideas. The Advisor is responsible for recommending which sub-advisors to hire or remove. Before hiring a sub-advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.

Under normal market conditions, the Dolan McEniry Fixed Income Holdings Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. All securities held by the Fund will be U.S. dollar denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation. In addition to investments in corporate bonds issued by U.S. issuers, the Dolan McEniry Fixed Income Holdings Fund may invest in corporate bonds issued by foreign corporations. With respect to the Dolan McEniry Fixed Income Holdings Fund’s net assets allocated to investments in corporate bonds, the Fund invests at least 80% of its net assets in corporate bonds that are determined by the sub-advisor to be high yield bonds (also known as “junk bonds”) and may invest up to 100% of its net assets in high yield bonds. The Dolan McEniry Fixed Income Holdings Fund’s investments in investment grade corporate bonds will be rated investment grade (BBB-by Standard & Poor’s or equivalent) by at least one major credit rating agency identified as a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable quality by the sub-advisor. The Dolan McEniry Fixed Income Holdings Fund may invest up to 20% of its net assets in U.S. Government and Treasury securities. The Dolan McEniry Fixed Income Holdings Fund may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). The Dolan McEniry Fixed Income Holdings Fund will not make any change in its investment policy of investing at least 80% of its net assets in fixed income instruments without first providing shareholders with at least 60 days’ prior written notice.

The Dolan McEniry Fixed Income Holdings Fund’s investment universe consists of corporate investment grade bonds, high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. When making decisions to buy or sell an investment for the Dolan McEniry Fixed Income Holdings Fund, the sub-advisor utilizes bottom-up investment analysis that focuses on credit analysis and selection of undervalued bonds. The sub-advisor analyzes companies’ financial statements and creates financial models to assess trends in revenue, margins, earnings, cash earnings, investments in working capital and fixed assets, debt levels and cash balances, and other items, ranking each company by risk and return. The sub-advisor then applies qualitative diligence reviews of each company, taking into consideration pricing, liquidity, event risk and duration to select specific investments for the Dolan McEniry Fixed Income Holdings Fund’s portfolio. The sub-advisor’s investment process is designed to identify undervalued corporate bonds – those that trade at wide spreads to U.S. Treasury securities yet are issued by companies that, in the sub-advisor’s assessment, generate sufficient cash flow to meet their debt obligations. The sub-advisor ranks securities with equal weighting given to risk (cash flow coverage of debt obligations) and return (spread to U.S. Treasuries). This process identifies what the sub-advisor deems to be the most undervalued bonds. The sub-advisor will consider selling a security if the company’s fundamentals deteriorate to an unacceptable degree according to the sub-advisor’s free cash flow credit analysis; the security has appreciated in price to a level that makes it no longer attractive in the sub-advisor’s ranking system; or if the sub-advisor identifies a more attractive investment

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opportunity. Concentration of investments in certain sectors – including, but not limited to, the consumer staples and industrial sectors – may occur from time to time as a result of the implementation of the Dolan McEniry Fixed Income Holdings Fund’s investment strategy by the manager, but sector focus is not a principal strategy of the Fund.

Principal Risks

As with all mutual funds, it is possible to lose money on an investment in the Dolan McEniry Fixed Income Holdings Fund. An investment in the Dolan McEniry Fixed Income Holdings Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC). The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Dolan McEniry Fixed Income Holdings Fund’s net asset value per share (“NAV”), total return and/or ability to meet its objective.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the Dolan McEniry Fixed Income Holdings Fund. Fixed income securities held by the Dolan McEniry Fixed Income Holdings Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Dolan McEniry Fixed Income Holdings Fund. Interest rates have been historically low, so the Dolan McEniry Fixed Income Holdings Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Dolan McEniry Fixed Income Holdings Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the Dolan McEniry Fixed Income Holdings Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisor to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. The Dolan McEniry Fixed Income Holdings Fund expects to invest at least 80% of its net assets in below investment-grade fixed income securities and may invest up to 100% of its net assets in such securities.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Dolan McEniry Fixed Income Holdings Fund may be indirectly exposed to such risks associated with corporate debt obligations.

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•

U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of the Dolan McEniry Fixed Income Holdings Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

•

Private Placement Risk – Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the sub-advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

•

New Fund Risk. The Fund is newly formed and has no operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Sector Weightings Risk. Although sector focus is not a principal strategy of the Dolan McEniry Fixed Income Holdings Fund, the Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Dolan McEniry Fixed Income Holdings Fund emphasizes investments in a particular sector, the Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Dolan McEniry Fixed Income Holdings Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

•

Consumer Staples Sector Risk. The Dolan McEniry Fixed Income Holdings Fund may invest a portion of its assets in the consumer staples sector. The success of companies in this sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

•

Industrial Sector Risk. The Dolan McEniry Fixed Income Holdings Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the Dolan McEniry Fixed Income Holdings Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

•

Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Dolan McEniry Fixed Income Holdings Fund’s investments in in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•

Investment Selection Risk. The specific investments held in the Dolan McEniry Fixed Income Holdings Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Dolan McEniry Fixed Income Holdings Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Dolan McEniry Fixed Income Holdings Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Dolan McEniry Fixed Income Holdings Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub-advisor’s control, including instances at third parties. The Dolan McEniry Fixed Income Holdings Fund, the Advisor and the sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the shares of the Fund. In addition, a third-party investor, the advisor or an affiliate of the advisor, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund.

•

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

Performance

The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compares with those of a broad measure of market performance. Updated performance information is available on the Fund’s website at www.imgpfunds.com. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Sub-Advisor	Portfolio Manager
Dolan McEniry Capital Management, LLC	Daniel D. Dolan, Jr., Managing Member, Portfolio Management and Security Selection	Since Inception ([ ] 2025)
	Roger S. McEniry, Managing Member, Portfolio Management and Security Selection	Since Inception ([ ] 2025)
	C. Schaffer Degen, Managing Director, Portfolio Management and Trading	Since Inception ([ ] 2025)
	Robert W. Greber III, Managing Director, Portfolio Management and Trading	Since Inception ([ ] 2025)
	Riley Liegel, Portfolio Manager	Since Inception ([ ] 2025)

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the “Summary of Other Important Information Regarding the Fund” section below.

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Summary of Other Important Information Regarding the Fund

Transaction Policies

Shares of the Dolan McEniry Fixed Income Holdings Fund are only available to participants in certain approved “wrap fee” programs sponsored by investment advisers that may be affiliated with the Fund or Dolan McEniry and to Dolan McEniry’s separately managed account (“SMA”) clients. Participants in these programs pay a “wrap” fee to the sponsor of the program, while SMA clients pay a fee directly to Dolan McEniry. You should read carefully the brochure provided to you by the sponsor or Dolan McEniry. The brochure is required to include information about the fees charged to you by the sponsor and Dolan McEniry and the fees paid by the sponsor to Dolan McEniry and its affiliates. You pay no additional fees or expenses to purchase shares of the Dolan McEniry Fixed Income Holdings Fund.

Generally, purchase and redemption orders for Dolan McEniry Fixed Income Holdings Fund shares are processed at the net asset value (“NAV”) next calculated after the firm that executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the firm prior to the time the Fund’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Fund’s NAV has been calculated that day, as long as the order is received by the transfer agent prior to such time as agreed upon by the transfer agent and the firm.

Tax Information

Dolan McEniry Fixed Income Holdings Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Investment Objective and Principal Investment Strategies

The Dolan McEniry Fixed Income Holdings Fund’s investment objective is to seeks to provide investors with total return, with a secondary investment objective of preserving capital.

Under normal market conditions, the Dolan McEniry Fixed Income Holdings Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. The Dolan McEniry Fixed Income Holdings Fund invests in a diversified portfolio of fixed income instruments including, but not limited to, corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. All securities held by the Fund will be U.S. dollar denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation. This investment policy may be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ notice if any change occurs. In addition to investments in corporate bonds issued by U.S. issuers, the Dolan McEniry Fixed Income Holdings Fund may invest in corporate bonds issued by foreign corporations. With respect to the Dolan McEniry Fixed Income Holdings Fund’s net assets allocated to investments in corporate bonds, the Fund invests at least 80% of its net assets in corporate bonds that are determined by the Fund’s sub-advisor (the “manager” or “sub-advisor”), to be high yield bonds (also known as “junk bonds”) and may invest up to 100% of its net assets in high yield bonds. The Dolan McEniry Fixed Income Holdings Fund’s investments in investment grade corporate bonds will be rated investment grade (BBB- by Standard & Poor’s or equivalent) by at least one major credit rating agency identified as a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable quality by the sub-advisor. The Dolan McEniry Fixed Income Holdings Fund may invest up to 20% of its net assets in U.S. Government and Treasury securities. The Dolan McEniry Fixed Income Holdings Fund may invest in Rule 144A securities. The Dolan McEniry Fixed Income Holdings Fund will not make any change in its investment policy of investing at least 80% of its net assets in fixed income instruments without first providing shareholders with at least 60 days’ prior written notice.

The Dolan McEniry Fixed Income Holdings Fund’s investment universe consists of corporate investment grade bonds, high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. When making decisions to buy or sell an investment for the Dolan McEniry Fixed Income Holdings Fund, the sub-advisor utilizes bottom-up investment analysis which focuses on credit analysis and selection of undervalued bonds. The sub-advisor analyzes companies’ financial statements and creates financial models to assess trends in revenue, margins, earnings, cash earnings, investments in working capital and fixed assets, debt levels and cash balances, and other items, ranking each company by risk and return. The sub-advisor then applies qualitative diligence reviews of each company, taking into consideration pricing, liquidity, event risk and duration to select specific investments for the Dolan McEniry Fixed Income Holdings Fund’s portfolio. The sub-advisor’s investment process is designed to identify undervalued corporate bonds – those that trade at wide spreads to U.S. Treasury securities yet are issued by companies that, in the sub-advisor’s assessment, generate sufficient cash flow to meet their debt obligations. The sub-advisor ranks securities with equal weighting given to risk (cash flow coverage of debt obligations) and return (spread to U.S. Treasuries). The process identifies what the sub-advisor deems to be the most undervalued bonds. The sub-advisor will consider selling a security if the company’s fundamentals deteriorate to an unacceptable degree according to the sub-advisor’s free cash flow credit analysis; the security has appreciated in price to a level that makes it no longer attractive in the sub-advisor’s ranking system; or if the sub-advisor identifies a more attractive investment opportunity. Concentration of investments in certain sectors – including, but not limited to, the consumer staples and industrial sectors – may occur from time to time as a result of the implementation of the Dolan McEniry Fixed Income Holdings Fund’s investment strategy by the sub-advisor.

The investments and strategies discussed above are those that the sub-advisor will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Dolan McEniry Fixed Income Holdings Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents, which the sub-advisor views as defensive assets because they are expected to lose less value under adverse market conditions. The sub-advisor, in consultation with the Advisor, will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund temporarily may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.

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Evaluation and Selection of Sub-Advisor by the Advisor

iM Global, as the Dolan McEniry Fixed Income Holdings Fund’s investment adviser, is responsible for hiring and removing sub-advisors. Before hiring a sub-advisor, iM Global performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of: the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. iM Global’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management, and background checks through industry contacts. It is iM Global’s objective to hire sub-advisors that it believes are skilled and can deliver strong market cycle returns when taking risk into account. iM Global defines a “market cycle” as the movement from a period of increasing prices and strong performance, or bull market, through a period of weak performance and falling prices, or bear market, and back again to new strength. A full market cycle is usually three to five years, but can vary considerably. The top of a cycle is called a peak and the bottom a trough. iM Global generally assesses the long-term growth of an investment by considering the increase in the value of the investment over a period greater than five years. iM Global is responsible for the general overall supervision of a sub-advisor along with allocating the portfolio’s assets for each sub-advisor’s investment decisions as well as rebalancing the portfolio as necessary from time to time. Generally, iM Global seeks to make tactical allocations to securities, markets or strategies at times when it believes such allocations are compelling from a risk/return perspective and prefers managers that it believes will be able to add value through security selection.

In the event the sub-advisor ceases to manage the Dolan McEniry Fixed Income Holdings Fund’s portfolio, iM Global will select a replacement sub-advisor. The securities that were held in the departing sub-advisor’s portfolio may be retained by the replacement sub-advisor of the Fund or will be liquidated in an orderly manner, taking into account various factors, which may include but are not limited to the market for the security and the potential tax consequences.

The Advisor has ultimate responsibility for the Fund’s investment performance.

Description of Principal Investment Risks

All mutual funds carry a certain amount of risk. The Fund’s returns will vary, and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured, endorsed or guaranteed by any financial institution, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The principal risks for the Fund are identified in the Fund’s Summary Section and are described in further detail below. Additional information about the principal risks is included in the Fund’s Statement of Additional Information (the “SAI”).

Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions around the world, the risks described below are heightened significantly compared to normal conditions and therefore subject the Fund’s investments and a shareholder’s investment in the Fund to sudden and substantial losses.

Fixed Income Securities Risk	Interest rates may go up resulting in a decrease in value of the securities held by the Fund. Fixed income securities held by the Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy. The sub-advisor and nationally recognized statistical rating organizations (“NRSROs”) provide ratings on fixed income securities based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and the sub-advisor’s or a NRSRO’s decision to downgrade a security.

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when the sub-advisor wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

Below Investment-Grade Fixed Income Securities Risk	Below investment-grade fixed income securities (also known as “junk bonds”) are considered speculative. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisor to be of similar quality. These securities may be subject to greater risks than those of higher rated fixed income securities, including greater risk of default. The market value of below investment-grade fixed income securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade fixed income securities may depress prices and diminish liquidity for such securities. The market for below investment-grade fixed income securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby giving rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and have to seek recovery of its principal investment. Below investment-grade fixed income securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors. Under normal market conditions, the Fund expects to invest at least 80% of its net assets, and up to 100% of its net assets, in below investment-grade fixed income securities as measured at time of purchase.

Corporate Debt Obligations Risk	Corporate debt obligations, which are debt instruments issued by corporations to raise capital, are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Corporate debt obligations have priority over preferred securities and common stock in an issuer’s capital structure, but may be subordinated to an issuer’s other debt instruments. The market value of a corporate debt obligation may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of the issuer’s management, the issuer’s capital structure, the use of financial leverage and demand for the issuer’s goods and services, and by factors not directly related to the issuer such as general market liquidity. The market value of corporate debt obligations generally may be expected to rise and fall inversely with interest rates, and as a result, corporate debt obligations may lose value in a rising rate environment.

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U.S. Government and U.S. Agency Obligations Risk	U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association or “Sallie Mae” are supported only by the credit of that agency.

Private Placement Risk	The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933. Privately issued securities are restricted securities that are not registered with the SEC. Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

New Fund Risk	The Fund is newly formed and has no operating history for investors to evaluate. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Sector Weightings Risk	Although sector focus is not a principal strategy of the Fund, the Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Fund emphasizes investments in a particular sector, the Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

Consumer Staples Sector Risk	Through the implementation of its investment strategies, the Fund may from time to time invest a significant portion of its assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Industrial Sector Risk	Through the implementation of its respective investment strategies, The Fund may from time to time invest a significant portion of their assets in the industrial sector. The prices for securities issued by the types of companies included in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Securities issued by transportation companies, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Foreign Investment Risk	Investing in foreign (non-U.S) securities may expose the Fund to risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in currency conversion rate, currency blockages, and adverse political, social and economic developments affecting a foreign country. In addition, foreign securities may have less publicly available information and may be more volatile and/or less liquid. Investments in foreign securities could also be affected by factors such as differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, smaller and less-strict regulation of securities markets, restrictions on receiving investment proceeds from a foreign country, and potential difficulties in enforcing contractual obligations. Economies in foreign countries may also be more susceptible to natural and man-made disasters, such as earthquakes, tsunamis, terrorist attacks, or adverse changes in climate or weather. In addition, many foreign countries with less established health care systems have experienced outbreaks of pandemic or contagious diseases from time to time. The risks of such phenomena and resulting social, political, economic and environmental damage cannot be quantified. These events can exacerbate market volatility as well as impair economic activity, which can have both short- and immediate-term effects on the valuations of the companies and issuers in which the Fund invests. The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment, as well as the withdrawal of the United Kingdom (“UK”) from the EU (an event commonly known as “Brexit”). There remains uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe. In addition, Russia’s invasion of Ukraine has led to sanctions being levied against Russia by the United States, the EU and other countries. Russia’s military incursion and the resulting sanctions could adversely affect European and global energy and financial markets. Further, the ongoing conflicts in the Middle East could have a negative impact on the economy and business activity globally. Whether or not the Fund invests in securities of issuers located in Europe or the Middle East or with significant exposure to European or Middle Eastern issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

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Currency Risk	Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar and negatively impact the Fund’s investments. The Fund is subject to currency risk because it may invest in securities or other instruments that receive revenues in foreign currencies. The Fund may also invest in foreign currencies for hedging purposes. The sub-advisor may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Investment Selection Risk	The sub-advisor’s portfolio managers may select investments that underperform, and investors’ Fund shares may decline in value. This risk may be more significant when a sub-advisor concentrates a fund’s holdings in a limited number of securities as may be the case in the Fund because concentration can magnify the potential for gains and losses from individual securities. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Cybersecurity Risk	Information and technology systems relied upon by the Fund, iM Global, the sub-advisor, the Fund’s service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although iM Global has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, iM Global, the sub-advisor, the Fund’s service providers and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Fund, iM Global, the sub-advisor, the Fund’s service providers and/or issuers of securities in which the Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Operational Risk	Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or the sub-advisor’s control, including instances at third parties. The Fund, the Advisor and the sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Large Shareholder Risk	Certain shareholders may from time to time own a substantial amount of the shares of the Fund. In addition, a third-party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund.

Securities Lending Risk	The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

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Fund Management and Investment Style	The Advisor, Multi-Manager Issues & Fees

The Advisor, Multi-Manager Order & Fees

The Advisor

The Fund is managed by iM Global Partner Fund Management LLC (“iM Global”), 2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245. iM Global is an affiliate of iM Global Partner US LLC (“iMGPUS”). Pursuant to a shared services agreement, advisory personnel of iMGPUS provide certain services to the Fund. As of [    ], 2025, the Advisor and its affiliates, which provide a variety of investment management and investment advisory services, had approximately $[  ] billion in assets under management or committed to management (of which $[  ] billion related specifically to the Advisor).

iM Global has overall responsibility for assets under management, recommends the selection of a manager as a sub-advisor of the Fund (a “manager” or “sub-advisor”) to the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”), evaluates the performance of the manager, monitors changes at the manager’s organizations that may impact their abilities to deliver superior future performance, determines when to rebalance the manager’s assets and the amount of cash equivalents (if any) that may be held in addition to cash in the manager’s portfolio, coordinates with the manager with respect to diversification and tax issues and oversees the operational aspects of the Fund.

The Statement of Additional Information (the “SAI”) provides additional information about the compensation of each portfolio manager at the sub-advisor, other accounts managed by each portfolio manager, and each such portfolio manager’s ownership of securities of the Fund.

Temporary Defensive Positions: Under adverse market conditions or for temporary defensive purposes, a substantial part of the Fund’s total assets may be invested in cash or short-term, high-quality debt securities. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time. Defensive positions may be initiated by the individual portfolio managers or by iM Global.

Multi-Manager Exemptive Order: The Trust and iM Global have obtained an exemptive order from the SEC that permits iM Global, subject to certain conditions, to hire, terminate and replace sub-advisors with the approval of the Board only and without shareholder approval. Within 60 days of the hiring of any new sub-advisor or the implementation of any proposed material change in a sub-advisory agreement with an existing sub-advisor, shareholders will be furnished information about the new sub-advisor or sub-advisory agreement that would be included in a proxy statement. The order also permits the Fund to disclose subadvisory fees only in the aggregate in its registration statement. Pursuant to the order, shareholder approval is required before iM Global enters into any sub-advisory agreement with a sub-advisor that is affiliated with the Fund or iM Global.

Portfolio Holdings Information

A description of the Fund’s policies and procedures regarding disclosure of the Fund’s portfolio holdings can be found in the SAI, which can be obtained free of charge by contacting the Fund’s transfer agent (the “Transfer Agent”) at 1-800-960-0188.

Advisory Fees

The Dolan McEniry Fixed Income Holdings Fund does not pay an advisory fee to the Advisor. However, shares of the Dolan McEniry Fixed Income Holdings Fund are only available to participants in certain approved “wrap fee” programs sponsored by investment advisers that may be affiliated with the Fund or Dolan McEniry or Dolan McEniry’s separately managed account (“SMA”) clients. Participants in these programs pay a “wrap” fee to the sponsor of the program while SMA clients pay a fee directly to Dolan McEniry. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and Dolan McEniry and the fees paid by the sponsor to Dolan McEniry and its affiliates. You pay no additional fees or expenses to purchase shares of the Dolan McEniry Fixed Income Holdings Fund.

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The Advisor has contractually agreed to limit the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through [     ] to an annual rate of [  ]% for the Advisor SMA Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of the Trust upon sixty (60) days’ written notice to the Advisor. The Advisor may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, the Advisor may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.

A discussion regarding the Board’s basis for approving the Fund’s investment advisory agreements with iM Global and the sub-advisor will be available in the Fund’s Form N-CSR for the fiscal period ending [     ], 2025.

Fund Management and Investment Style	iMGP Dolan McEniry Fixed Income Holdings Fund

The Sub-Advisor

Daniel D. Dolan, Jr.

Roger S. McEniry

C. Schaffer Degen

Robert W. Greber III

Riley Liegel

Dolan McEniry Capital Management, LLC

120 North LaSalle Street, Suite 1510

Chicago, IL 60602

Daniel D. Dolan, Jr., Roger S. McEniry, C. Schaffer Degen, Robert W. Greber III and Riley Liegel are the portfolio managers for the Dolan McEniry Fixed Income Holdings Fund. Dolan founded Dolan McEniry Capital Management, LLC (“Dolan McEniry”) in 1997, following a 16-year career in the financial services industry. Dolan previously worked with Morgan Stanley and Salomon Brothers. He received a B.A. from Lake Forest College in 1980. In addition to leading the firm’s business development and client service efforts, Dolan focuses on portfolio management, security selection, and securities trading. McEniry joined Dolan McEniry as a partner in March 2001. Prior to joining the firm, McEniry spent 16 years with a Chicago private equity firm. McEniry graduated from Williams College with honors in 1978 and received an MBA from the University of Michigan in 1981. At Dolan McEniry, McEniry’s focus is the analytical and strategic side of the firm; security selection, risk management, and credit analysis are under his leadership. A member of the Dolan McEniry team since 2012, Degen currently serves as the Managing Director of Portfolio Management and Trading and Co-Head of the Investment Team. Degen graduated from Miami University of Ohio in 2010 with a B.S. in Business and a major in Finance. Greber joined Dolan McEniry as an Operations Associate in February 2015. In January 2018, Greber joined the investment team as an Analyst. He currently serves as a Managing Director of Portfolio Management & Trading and Co-Head of the Investment Team. In 2014, Greber received his Bachelor of Science in Business Administration; Finance & Banking from the University of Missouri Robert J. Trulaske College of Business. Liegel joined Dolan McEniry as a Trading Analyst in April 2021 and currently serves as a Portfolio Manager. Liegel graduated from the University of Wisconsin-Madison in 2019 with a B.S. in Biological Systems Engineering.

Dolan McEniry is an asset management company with $[  ] billion in assets under management as of [     ], 2025, and manages assets for foundations, endowments, public pensions, Taft-Hartley accounts, corporations, sovereign nations, high net worth individuals, charitable organizations, wrap clients and other pooled investment vehicles. In addition to the Dolan McEniry Fixed Income Holdings Fund, Dolan McEniry also provides sub-advisory services to a private fund and serves as sub-manager to the iMGP Dolan McEniry Corporate Bond Fund, iMGP US Core Plus and iMGP Dolan McEniry US Corporate 2025 UCITS funds. Dolan McEniry is majority-owned and controlled by Daniel D. Dolan, Jr. and Roger S. McEniry, who each hold more than 25% of the voting interests in the firm. iM Square Holding 2 LLC, an affiliate of the Advisor, holds a non-voting 45% interest in Dolan McEniry. The Advisor and iM Square Holding 2 LLC are both wholly owned by iM Global Partner SAS.

The SAI provides additional information about the sub-advisor’s method of compensation for its portfolio managers, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

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Shareholder Services	How to Buy Shares & Choose a Share Class

Each business day that the New York Stock Exchange (“NYSE”) is open, the Fund calculates its share price, which is also called the Fund’s NAV per share. Shares are purchased at the next share price calculated after your accepted investment is received. Share price is calculated as of the close of the NYSE, normally 4:00 p.m. Eastern Time.

Eligibility

The Fund is not registered for sale outside of the United States and is available for purchase only by residents of the United States of America, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands.

Description of Classes

The Trust has adopted a multiple class plan. The Dolan McEniry Fixed Income Holdings Fund currently offers one class of shares – Advisor SMA Class shares – in this Prospectus.

Shares of the Dolan McEniry Fixed Income Holdings Fund are only available to participants in certain approved “wrap fee” programs sponsored by investment advisers that may be affiliated with the Fund or Dolan McEniry.

How to Buy Shares

Shares of the Dolan McEniry Fixed Income Holdings Fund may be purchased only by or on behalf of participants in certain approved “wrap fee” programs sponsored by investment advisers that may be affiliated with the Fund or Dolan McEniry Capital Management, LLC (“Dolan McEniry”), the sub-advisor to the Fund, and to Dolan McEniry’s separately managed account (“SMA”) clients. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor or Dolan McEniry.

The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption.

There are no maximum or minimum initial investment requirements imposed by the Dolan McEniry Fixed Income Holdings Fund. Minimum investment amounts for investing in the Dolan McEniry Fixed Income Holdings Fund may be imposed by wrap program sponsors, and can be found in the wrap-fee brochure provided to you by the wrap program sponsor or your investment adviser.

The intermediary acting on behalf of an eligible client must submit a purchase or redemption order to the Fund’s transfer agent, SS&C Global Investor & Distribution Solutions, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105, either directly or through an appropriate clearing agency (e.g., the National Securities Clearing Corporation — Fund/SERV). The intermediary submitting an initial or subsequent order to purchase Fund shares must arrange to have federal funds wired to the transfer agent. Wiring instructions may be obtained by calling 1-800-960-0188.

Purchases of Fund shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued.

Purchase orders are processed at the NAV next calculated after the firm receives the order on behalf of the account. Orders received by the firm to the time the Fund’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Fund’s NAV has been calculated that day, as long as the order is received by the transfer agent prior to such time as agreed upon by the transfer agent and the firm.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order. The Fund may do so in consultation with the wrap program adviser.

How to Sell Shares

Redemption orders are placed on your behalf by your wrap program adviser or Dolan McEniry with the broker/dealer that executes trades for your managed account. Shares of the Fund can be redeemed through the broker/dealer on any day the NYSE is open. Shares of the Fund may be held only by investors participating in an eligible managed account program and cannot be transferred.

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The Fund reserves the right to redeem shares of any investor if the investor ceases to be a participant in an eligible managed account program. The liquidation of Fund shares will have tax consequences for the investor. Each investor, by participating in a managed account program that purchases fund shares, agrees to the redemption of Fund shares upon termination of its participation in such program. Subject to applicable law, the Fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Your redemption proceeds normally will be sent to the broker/dealer that executes trades for your managed account within one to three business days after your request is received in good order, but in any event within seven days, regardless of the method the fund uses to make payment (e.g., check, wire, or electronic transfer (ACH)).

Shareholder Services	Shareholder and Account Policies

SS&C Global Investor & Distribution Solutions, Inc., the Fund’s transfer agent, is located at 330 West Ninth Street, Kansas City, Missouri, 64105.

ALPS Distributors, Inc., the Fund’s principal underwriter, is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Share Price

The Fund is open for business each day the NYSE is open. The Fund calculates its NAV per share as of the close of business of the NYSE, normally 4:00 p.m., Eastern Time.

The Fund’s NAV per share is the value of a single share. The NAV per share is computed by adding the value of the Fund’s investments, cash and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The NAV per share is also the redemption price (price to sell one share).

The Fund’s assets are valued primarily on the basis of market quotations. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value by the Advisor as the Board’s “valuation designee” for purposes of Rule 2a-5 under the 1940 Act, as determined under the guidelines approved by, and under the general oversight of, the Board. Fair value pricing is intended to be used as necessary in order to accurately value the Fund’s portfolio securities and its respective NAV. The SAI further describes the Fund’s valuation procedures. Since securities that are primarily listed on foreign exchanges may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s securities (and thereby its NAV) may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

General Purchase Information

•	All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

•

The Fund does not accept cash, money orders, cashier’s checks, starter checks, official bank checks, credit cards or third-party checks. If you send any of these instruments, your purchase order will be rejected, and your investment in the Fund will be delayed.

•	If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees the Fund or the Transfer Agent incur.

•	Your ability to make automatic investments may be immediately terminated if any item is unpaid by your financial institution.

•

The Fund reserves the right to reject any purchase order. For example, a purchase order may be refused if, in iM Global’s opinion, it is so large that it would disrupt management of the Fund. Orders will also be rejected from persons believed by the Fund to be “market timers.”

Redemptions

•	See “How to Sell Shares” above for information on placing redemption orders with respect to the Fund.

•

The Fund typically expects to meet redemptions with positive cash flows. When that cash is not available, the Fund will seek to maintain its portfolio weightings by selling a cross-section of the Fund’s holdings to meet redemptions.

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•

During conditions that make the payment of cash unwise and/or in order to protect the interests of the Fund’s remaining shareholders, you could receive your redemption proceeds in the form of readily marketable securities. Receiving securities instead of cash is called “redemption in kind.” The Fund may redeem shares in kind during both normal and stressed market conditions, including when the amount you are redeeming from the Fund exceeds 1% of the Fund’s net assets or $250,000 during any 90-day period. Generally, in-kind redemptions will be effected through a pro rata distribution of the Fund’s portfolio securities. You may incur brokerage and other costs in converting to cash any securities distributed. It may take up to several weeks for the initial portion of the in-kind securities to be delivered to you, and substantially longer periods for the remainder of the in-kind securities to be delivered to you, in payment of your redemption in kind.

•

Under certain circumstances, including stressed market conditions, the Fund may also borrow money (subject to certain regulatory conditions) through a bank line of credit, including from a joint credit facility, in order to meet redemption requests.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

Shareholder Services	Dividends, Capital Gains and Taxes

Dividends, Capital Gains and Taxes

Dividends of net investment income, if any, for the Fund are generally declared and paid [   ]. Distributions of capital gains, if any, for the Fund are generally declared and paid to shareholders [   ].

Distribution Options. The Fund offers only one option for distributions:

•

Cash Option. You will be sent a check for your dividend and capital gains distributions ($10 minimum check amount). The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund, even if you have elected the cash option. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Dividends and capital gains distributions that are received in cash will be taxed.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund’s NAV per share at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions. As a Fund shareholder, you are entitled to your share of the Fund’s net income and gains on its investments. The Fund passes its earnings along to investors as distributions. The Fund earns dividends from stocks and interest from short-term investments. These are passed along as dividend distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gains distributions.

Taxes As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. Distributions are subject to federal income tax and may also be subject to state and local taxes. If you live outside of the United States, your distributions could also be taxed by the country in which you reside, as well as potentially subject to U.S. withholding taxes. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. Distributions declared in December and paid in January, however, are taxable as if they were paid on December 31.

For federal income tax purposes, the Fund’s income and short-term capital gains distributions are taxed as regular or “qualified” dividends; long-term capital gains distributions are taxed as long-term capital gains. Every January, the Fund will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them. Whenever you sell shares of the Fund, the Fund will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. It is up to you or your tax preparer, however, to determine whether the sales resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

18

“Buying a Dividend.” If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution even though economically the distribution could be viewed as a partial return of capital.

There are tax requirements that all funds must follow in order to avoid federal income taxation. In their efforts to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments.

When you sign your account application, you will be asked to certify that your Social Security or Taxpayer Identification number is correct and that you are not subject to 24% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 24% of your taxable distributions and redemptions.

Index Description

The [  Index] is a [  ]

Direct investment in an index is not possible.

Financial Highlights

The Trust’s registration statement with respect to the Fund became effective on [   ]. As a result, audited financial highlights are not available for the Fund and financial statements for the Fund are not included in the Trust’s Form N-CSR as of the date of this Prospectus.

19

For More Information

Statement of Additional Information:

The SAI contains additional information about the Fund. A current SAI is on file with the SEC, is incorporated by reference, and is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports:

Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders and Form N-CSR, which are available on the Fund’s website (https://www.imgpfunds.com). In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s Annual and Semi-Annual Financial Statements.

The SAI, the Fund’s Annual and Semi-Annual Reports to Shareholders, and the Fund’s Form N-CSR are available, without charge, upon request. To request an SAI, the Fund’s Annual or Semi-Annual Reports to Shareholders, or the Fund’s Form N-CSR or to make shareholder inquiries or to obtain other information about the Fund, please call 1-800-960-0188. You may also obtain a copy of the SAI, Annual or Semi-Annual Reports or Form N-CSR, free of charge, by accessing the Fund’s website (www.imgpfunds.com), or by writing to the Fund.

SEC Contact Information:

If you have access to the Internet, you can view the SAI, the Fund’s Annual or Semi-Annual Reports to Shareholders, Form N-CSR and other information about the Fund on the EDGAR Database at the Securities and Exchange Commission’s (“SEC”) internet site at www.sec.gov. You may request copies of information available on the EDGAR Database by an electronic request at the following E-mail address: publicinfo@sec.gov. The SEC charges a duplicating fee for this service.

Fund Information:

Fund	Abbreviation	Symbol		CUSIP		Fund Number
iMGP Dolan McEniry Fixed Income Holdings Fund
Advisor SMA Class		[	]	[	]	[	]

Website:

www.imgpfunds.com

Litman Gregory Funds Trust

P.O. Box 219922

Kansas City, MO 64121-9922

1-800-960-0188

ALPS Distributors, Inc. Denver, Colorado 80203

© 2024 iM Global Partners Funds Management, LLC. All rights reserved.

Investment Company Act File No: 811-07763

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

LITMAN GREGORY FUNDS TRUST

iMGP Dolan McEniry Fixed Income Holdings Fund

Advisor SMA Class – [ ]

STATEMENT OF ADDITIONAL INFORMATION

Dated [    ], 2025

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus dated [    ], 2025, as it may be amended from time to time, of iMGP Dolan McEniry Fixed Income Holdings Fund (the “Fund” or the “Dolan McEniry Fixed Income Holdings Fund”), a series of the Litman Gregory Funds Trust (the “Trust”), formerly known as the Masters’ Select Funds Trust until August 2011 and the Masters’ Select Investment Trust until December 1997. iM Global Partner Fund Management, LLC (the “Advisor” or “iM Global”) is the investment advisor of the Fund. The Advisor has retained an investment manager as sub-advisor (the “Sub-Advisor”), which is responsible for portfolio management of the Fund’s assets. A copy of the Fund’s prospectus and the Trust’s most recent annual report may be obtained from the Trust without charge at 2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245, telephone 1-800-960-0188.

Because the Fund has not yet commenced operations as of the date of this SAI, its audited financial statements are not yet available and are not incorporated by reference in this SAI. The Fund is not included in the Trust’s most recent Annual Report because it commenced investment operations after December 31, 2024, but will be included in the Trust’s next annual report to shareholders following such date.

FUND HISTORY

The Trust was organized as a Delaware statutory trust on August 1, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of sixteen separate series: the iMGP Global Select Fund (formerly, iMGP Equity Fund) (the “Global Select Fund”), the iMGP International Fund (the “International Fund”), the iMGP Alternative Strategies Fund (the “Alternative Strategies Fund”), the iMGP High Income Fund (formerly, iMGP High Income Alternatives Fund) (the “High Income Fund”), the iMGP Small Company Fund (the “Small Company Fund”), the iMGP DBi Managed Futures Strategy ETF (the “DBi Managed Futures Strategy ETF”), the iMGP Dolan McEniry Corporate Bond Fund (the “Dolan McEniry Corporate Bond Fund”), the iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”), the Polen Capital Global Growth ETF, the Polen Capital China Growth ETF, the Polen Capital Emerging Markets ex-China Growth ETF, the Polen Capital International Growth ETF, the Polen Capital Global SMID Company Growth ETF, the Polen Capital U.S. SMID Company Growth ETF, and the iMGP APA Enhanced Income Municipal Fund.

This SAI pertains to one series of the Trust, the iMGP Dolan McEniry Fixed Income Holdings Fund, which is anticipated to commence operations on [    ], 2025.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The investment objective of the Fund is non-fundamental and therefore may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. The Fund’s investment objective is set forth in the Fund’s prospectus. There is no assurance that the Fund will achieve its investment objective. The discussion below supplements information contained in the prospectus as to the investment policies of the Fund.

Investment policies or descriptions that are described as percentages of “the Fund’s net assets” are measured as percentages of the Fund’s net assets plus borrowings for investment purposes. The investment policies of the Fund with respect to “80% of the Fund’s net assets” may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval, but shareholders would be given at least 60 days’ notice if any change occurs.

Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets across the world, the risks discussed below are heightened significantly compared to normal conditions and therefore subject the Fund’s investments and a shareholder’s investment in the Fund to sudden and substantial losses.

Cash Position

When the Fund’s Sub-Advisor believes that market conditions are unfavorable for profitable investing, or when the Sub-Advisor is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, the Advisor or the Fund’s Sub-Advisor may also temporarily increase the Fund’s cash position to protect its assets or maintain liquidity.

When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds. In addition, when a substantial portion of the Fund’s portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Convertible Securities and Warrants

The Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation upon a market price advance in the convertible security’s underlying common stock.

A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Other Corporate Debt Securities

The Fund may invest in non-convertible debt securities of foreign and domestic companies over a cross-section of industries. The debt securities in which the Fund may invest will be of varying maturities and may include corporate bonds, debentures, notes and other similar corporate debt instruments. The value of a longer-term debt security fluctuates more widely in response to changes in interest rates than do shorter-term debt securities.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

Risks of Investing in Lower-Rated Debt Securities

The Fund may invest a portion of its net assets in debt securities rated below “Ba1” by Moody’s, below “BB+” by Standard & Poor’s (“S&P”) or below investment grade by other recognized rating agencies, or in unrated securities of comparable quality under certain circumstances. Securities with ratings below “Baa” by Moody’s and/or “BBB” by S&P are commonly referred to as “junk bonds.” Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

Sensitivity to Interest Rate and Economic Changes. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund’s asset values.

Payment Expectations. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Sub-Advisor’s ability to accurately value high yield bonds and the Fund’s assets and hinder the Fund’s ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Sub-Advisor must monitor the issuers of high yield bonds in the Fund’s portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund can meet redemption requests. The Fund will not necessarily dispose of a portfolio security when its rating has been changed.

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange (“NYSE”)) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. The tax treatment of ETNs is unclear. No statutory, juridical or administrative authority directly discusses how ETNs should be treated in this context for U.S. federal income tax purposes. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Short-Term Investments

The Fund may invest in any of the following short-term securities and instruments:

Bank Certificates or Deposits, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments and Currencies” below. Such risks include those related to future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and the possible adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes in which the Fund may invest will consist of issues rated at the time of purchase “AA-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Sub-Advisor to be of comparable quality. These rating symbols are described in Appendix A.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations that have remaining maturities of one year or less from the date of purchase and that are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Money Market Funds

The Fund may under certain circumstances invest a portion of its assets in money market funds. The 1940 Act generally prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC. For example, Section 12(d)(1)(F) of the 1940 Act provides that the limitations set forth above do not apply to securities purchased or otherwise acquired by the Fund if immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such investment company is owned by the Fund and all affiliated persons of the Fund. The Fund must comply with certain other administrative requirements in order to comply this exception, including, among others, that the Fund (or the Advisor or Sub-Advisor acting on behalf of the Fund) complies with certain voting restrictions when voting the shares of such investment company. The Advisor and the Sub-Advisor will not impose advisory fees on assets of the Fund invested in a money market mutual fund. However, an investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

Municipal Securities

The Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Shareholders of the Fund should be aware that certain deductions and exemptions may be designated “tax preference items,” which must be added back to taxable income for purposes of calculating a shareholder’s federal alternative minimum tax (“AMT”), if applicable to such shareholder. Tax preference items may include tax-exempt interest on private activity bonds. To the extent that the Fund invests in private activity bonds, its shareholders may be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders are encouraged to consult their tax advisors in this regard.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Government Obligations

The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association (“SLMA”).

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Variable and Floating Rate Instruments

The Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Sub-Advisor under guidelines established by the Board to be of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event that the issuer of the instrument defaults on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

Mortgage-Related Securities

The Fund may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all sub-divisions of the financial services industry. Sub-prime mortgage-related losses and write downs among investment banks and similar institutions reached significant levels in 2008. The impact of these losses among traditional banks, investment banks, broker-dealers and insurers has forced a number of such institutions into either liquidation or combination, while also drastically increasing the volatility of their stock prices. In some cases, the U.S. government has acted to bail out select institutions, such as insurers; however the risks associated with investment in stocks of such insurers has nonetheless increased substantially.

While the U.S. Department of the Treasury, Federal Reserve Board and Congress have taken steps to address problems in the financial markets and with financial institutions, there can be no assurance that the risks associated with investments in financial services company issuers will decrease as a result of these steps.

U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-throughs.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is GNMA, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC’s national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Collateralized Mortgage Obligations (“CMOs”). A domestic or foreign CMO in which the Fund may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended and changes in interest rates. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for preferential tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks, including prepayment risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities. The Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to the Fund’s shareholders for federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Investments in REITs by the Fund may subject its shareholders to multiple levels of fees and expenses as the Fund’s shareholders will directly bear the fees and expenses of the Fund and will also indirectly bear a portion of the fees and expenses of the REITs in which the Fund invests.

Foreign Investments and Currencies

The Fund may invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts and in foreign currency futures contracts and may purchase and sell foreign currency on a spot basis.

Depositary Receipts. Depositary Receipts (“DRs”) include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

The European financial markets have continued to experience volatility because of concerns about economic downturns and about high and rising government debt levels of several countries in the European Union and Europe generally. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments. Responses to the financial problems by European Union governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The United Kingdom (the “U.K.”) left the EU on January 31, 2020, in a process now commonly referred to as “Brexit.” Certain aspects of the relationship between the U.K. and EU remain unresolved and subject to further negotiation and agreement. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU and the long-term effect and implications of Brexit. The actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may continue to adversely affect, economic and market conditions in the U.K., in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. This uncertainty may, at any stage, adversely affect the Fund and its investments. There may be detrimental implications for the value of the Fund’s investments and/or its ability to implement its investment program. This may be due to, among other things: (i) increased uncertainty and volatility in U.K., EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the U.K., the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund or certain of its assets and/or service providers are or become subject. The withdrawal of the U.K. from the EU could have a material impact on the U.K.’s economy and its future growth, impacting adversely the Fund’s investments in the U.K. It could also result in prolonged uncertainty regarding aspects of the U.K.’s economy and damage customers’ and investors’ confidence. Any of these events could have a material adverse effect on the Fund.

Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund’s investments.

Recently, the Israel-Hamas war and other conflicts in the Middle East have resulted in significant loss of life and increased volatility in the Middle East. The conflict between Israel and Hamas and other groups in the Middle East and the involvement of the United States and other countries could present material uncertainty and risk with respect to the Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict, but could be substantial.

In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

In addition, the political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue that has included threats of invasion by China. Political or economic disturbances (including an attempted unification of Taiwan by force), as well as any economic sanctions implemented in response, may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely have a significant adverse impact on the value of investments in both countries and on economies, markets and individual securities globally, which could negatively affect the value and liquidity of the Fund’s investments.

Market Characteristics. The Sub-Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding or other taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in a less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Fund cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Fund’s investments.

In considering whether to invest in the securities of a foreign company, the Sub-Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Sub-Advisor’s assessment of prevailing market, economic and other conditions.

Derivatives and Other Investment Techniques and Related Risks

In connection with the Fund’s use of derivatives, the Fund will comply with the limitations of the derivatives risk management program adopted with respect to the Fund pursuant to Rule 18f-4 under the 1940 Act.

Options on Securities and Securities Indices

Purchasing Put and Call Options. The Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. The Fund will engage in trading of such derivative securities primarily for hedging purposes.

If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Sub-Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Sub-Advisor believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. The Fund may write covered call options. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Stock Index Options. The Fund may also write (sell) and purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be written or purchased as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund’s portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index would be subject to the Sub-Advisor’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase put or call options only with respect to an index which the Sub-Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the requirements of the Code with respect to qualification of the Fund as a regulated investment company. See “Dividends and Distributions” and “Taxation.”

In addition, when trading options on foreign exchanges, many of the protections afforded to participants in United States option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See “Dealer Options” below.

Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options.

As with other kinds of option transactions, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Forward Currency Contracts

The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Futures Contracts and Related Options

The Fund may invest in futures contracts and options on futures contracts as a hedge against changes in market conditions or interest rates. The Fund may trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the CFTC. The Fund will segregate liquid assets in a separate account with its custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

No price is paid or received by the Fund upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund will be required to deposit in a segregated account with its custodian an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position will be less valuable and the Fund will be required to make a variation margin payment to the broker.

At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Fund, which realizes a loss or a gain.

Stock Index Futures Contracts. The Fund may invest in futures contracts on stock indices. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

Interest Rate or Financial Futures Contracts. The Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

The sale of an interest rate or financial futures contract by the Fund would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by the Fund would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes, GNMA modified pass-through mortgage-backed securities, three-month United States Treasury bills, and 90-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

Foreign Currency Futures Contracts. The Fund may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit (“ECU”). Other foreign currency futures contracts are likely to be developed and traded in the future. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Risks of Transactions in Futures Contracts. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund’s portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Advisor believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Sub-Advisor may still not result in a successful hedging transaction over a very short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund may intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Successful use of futures by the Fund is also subject to the Sub-Advisor’s ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

Options on Futures Contracts. As described above, the Fund may purchase options on the futures contracts they can purchase or sell. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

Restrictions on the Use of Futures Contracts and Related Options. The Fund may engage in transactions in futures contracts or related options primarily as a hedge against changes resulting from market conditions in the values of securities held in the Fund’s portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures or purchase related options for purposes other than bona fide hedging if, immediately thereafter, more than 25% of its total assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund’s existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund’s total assets.

These restrictions, which are derived from current federal regulations regarding the use of options and futures by mutual funds, are not “fundamental restrictions” and may be changed by the Trustees of the Trust if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.

The extent to which the Fund may enter into futures and options transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See “Taxation.”

Exclusion from Definition of Commodity Pool Operator

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act of 1936, as amended (“CEA”), pursuant to Rule 4.5 under the CEA promulgated by the CFTC. Therefore, neither the Fund nor the Advisor is subject to registrations or regulation as a commodity pool operator under the CEA. Effective December 31, 2012, in order to claim the Rule 4.5 exclusion, the Fund is limited in its ability to invest in certain financial instruments regulated under the CEA (“commodity interests”), including futures, options and certain swaps (including securities futures, broad-based stock index futures and financial futures contracts). In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the Rule 4.5 exclusion, the Advisor may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to the Fund, which may increase the Fund’s expenses and adversely affect the Fund’s total returns. The Advisor’s eligibility to claim the 4.5 exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. As a result, in the future, the Fund will be more limited in their ability to invest in commodity interests than in the past, which may negatively impact on the ability of the Advisor to manage the Fund and the Fund’s performance.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor or the Sub-Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act, and the total repurchase agreements of the Fund are limited to 33-1/3% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. The Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. The Fund may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund’s securities is disadvantageous.

TBAs and Dollar Roll Transactions

The Fund may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the Fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered TBA because the Fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, the Fund may choose to extend the settlement through a dollar roll transaction. A dollar roll transaction involves a sale by the Fund of a security to a financial institution concurrently with an agreement by the Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of the Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for the Fund exceeding the yield on the securities sold.

Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

Recently finalized rules of FINRA include mandatory margin requirements that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Securities, Forward Commitments and Delayed Settlements

The Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis. In this event, the Custodian will set aside, and the Fund will identify on its books, cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Sub-Advisor to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the

Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Zero-Coupon, Step-Coupon and Pay-in-Kind Securities

The Fund may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, the Code requires the holders of these securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on the securities accruing that year. The Fund may be required to distribute a portion of that discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Borrowing

The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act. The 1940 Act requires the Fund to maintain continuous asset coverage (i.e., total assets including borrowings less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the 300% asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Lending Portfolio Securities

The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the loan collateral must be equal to at least 100% of the value of the loaned securities, and the borrower must increase such collateral such that it remains equal to 100% of the value of the loaned securities whenever the price of the loaned securities increases (i.e., mark to market on a daily basis); (ii) the Fund must be able to terminate the loan at any time; (iii) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (iv) the Fund may pay reasonable custodial fees in connection with the lending of portfolio securities, which fees must be negotiated by the Fund and the custodian and be approved by the Board; and (v) although the voting rights may pass with the lending of securities, the Board must be obligated to call the loan in time to vote the securities if a material event affecting the investment on loan is to occur.

The primary risk in securities lending is default by the borrower as the value of the borrowed security rises, resulting in a deficiency in the collateral posted by the borrower. The Fund seeks to minimize this risk by computing the value of the security loaned on a daily basis and requiring additional collateral if necessary.

The Board has appointed State Street Bank and Trust Company, the Fund’s custodian, as securities lending agent for the Fund’s securities lending activity. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Fund will only enter into loan arrangements with borrowers on this list and will not lend its securities to be sold short.

Short Sales

The Fund is authorized to make short sales of securities which it does not own or have the right to acquire. In a short sale, the Fund sells a security that it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest that accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisor. The Advisor and the Sub-Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Sub-Advisor, pursuant to procedures adopted by the Board, may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”), which are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. ETFs are also subject to other risks, including the risk that their prices may not correlate perfectly with changes in the underlying index and the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. Section 12(d)(1) of the 1940 Act restricts investments by investment companies such as the Fund in the securities of other investment companies, including ETFs. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund intends to rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Market Events Risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: recent failures in the banking sector, bankruptcies, corporate restructuring, and other events related to the sub-prime mortgage crisis in 2008; global health crises and pandemics; governmental efforts to limit short selling, and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether these conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

Large Shareholder Purchase and Redemption Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Risks of Increased Reliance on Data Analytics

In recent years, the asset management business has become increasingly dependent on data analytics to support portfolio management, investment operations and compliance. The Advisor’s and Sub-Advisor’s regulators have also substantially increased the extent and complexity of the data analytic component of compliance requirements. A failure to source accurate data from third parties or to correctly analyze, integrate or apply data could result in operational, trade or compliance errors, could cause portfolio losses, and could lead to regulatory concerns.

Investment Restrictions

The Trust, on behalf of the Fund, has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities,” as defined in the 1940 Act, of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund may not purchase more than 10% of the outstanding voting securities of an issuer. The Fund’s investment objective is also fundamental.

The following fundamental investment restrictions pertain to the Fund.

The Fund may not:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies);

3. borrow money, provided that the Fund may borrow money for temporary purposes in amounts not exceeding one-third of its total assets (including the amount borrowed);

4. make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8. issue senior securities, except to the extent permitted by the 1940 Act.

With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the Fund recognizes that the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund, and takes this into account in determining its compliance with the restriction provided in item (2).

BOARD OF TRUSTEES

The overall management of the business and affairs of the Trust is vested with its Board, which is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet throughout the year to oversee the activities of the Fund, review the compensation arrangements between the Advisor and the Sub-Advisor, review contractual arrangements with companies that provide services to the Fund, including the Advisor, Sub-Advisor, and the Fund’s administrator, custodian and transfer agent, and review the Fund’s performance. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives and policies and to general supervision by the Board. A majority of the Trustees are not otherwise affiliated with the Advisor or the Sub-Advisor.

Independent Trustees*

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Julie Allecta 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1946)	Chairperson of the Board, Independent Trustee	Open-ended term; Trustee since June 2013	Member of Governing Council and Policy Committee, Independent Directors Council (education for investment company independent directors) 2014-2022; Retired Partner, Paul Hastings LLP (law firm) from 1999 to 2009.	16	Forward Funds (mutual funds) (4 portfolios) Salient MF Trust (mutual funds) (1 portfolios) Salient Midstream & MLP Fund (closed-end fund) (1 portfolio)

Thomas W. Bird 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1957)	Independent Trustee	Open-ended term; served since May 2021	Founder, Chief Executive Officer and Director, Bird Impact LLC (impact investment vehicle) since 2016; Founder, Chairman and Chief Investment Officer, FARM Group (impact not-for-profit organization) since 1998; Board Member, Sonen Capital LLC(impact asset management firm) 2016 - 2020.	16	Sonen Capital LLC; One Summit (not-for-profit organization) Cromwell Harbor Supporting Foundation, Inc. (not-for-profit organization)

Jennifer M. Borggaard 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1969)	Independent Trustee	Open-ended term; served since May 2021	Co-Founder and Partner, AlderBrook Advisors (management consulting) since 2019; Member, Advisory Committee, Polen Capital (investment advisor) since 2018; Senior Vice President, Affiliated Managers Group, Inc. (asset management) 2007-2017.	16	BroadStreet Partners Inc. (insurance); BNY Mellon Charitable Gift Fund; Anchor Capital Advisors LLC (asset management); Boston Financial Management, LLC (asset management)

Jonathan W. DePriest 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1968)	Independent Trustee	Open-ended term; served since May 2021	Consultant (financial services) since 2022; General Counsel, ApplePie Capital, Inc. (franchise financing) 2019-2021; Executive Vice President and General Counsel, Salient Partners, L.P. (asset management) 2015-2019.	16	None

Craig Wainscott 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1961)	Independent Trustee	Open-ended term; served since July 1, 2024	Retired from Russell Investments, Managing Director, US Mutual Funds, CEO Canada 1982 – 2006; CEO instaCOVER, LLC, (an insurance technology platform) 2014-2020; currently an advisor to early-stage companies.	16	Brandes Investment Funds (mutual funds) (7 portfolios)

Harold M. Shefrin, Ph.D. 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1948)	Independent Trustee	Open-ended term; served since February 2005	Professor, Department of Finance, Santa Clara University since 1979.	16	SA Funds – Investment Trust (mutual funds) (10 portfolios)

Pamela Yang 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1965)	Independent Trustee	Open-ended term; served since January 1, 2025	Chief Operating Officer of The Bulfinch Companies, Inc. (real estate developer) since 2021; Managing Director of State Street Global Advisors (asset management) 2018-2021; Senior Vice President of Harvard Management Company (asset management) 2000-2018.	16	Governor on the board of CFA Institute (not-for-profit); Trustee of Boston Ballet (not-for-profit); Former Chair of the board of Boston Securities Analysts Society (not-for-profit)

Interested Trustee & Officers

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/ Officer During Past Five Years
Jeffrey K. Seeley** 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1969)	Trustee and President	Open-ended term; Trustee since May 2021; President since March 2023	Deputy Chief Executive Officer, U.S. Chief Operating Officer and Head of Distribution, iM Global Partner US, LLC since 2018; Chief Compliance Officer of iM Global US Distributors, LLC since 2019; Head of Distribution Resource Securities from 2017-2018; and Head of Distribution and Sales, BP Capital Fund Advisors from 2015-2017.	16	None

John M. Coughlan 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1956)	Treasurer	Open-ended term; served as Treasurer since inception.	Chief Operating Officer of the Advisor since 2004 and Chief Compliance Officer of the Advisor from 2004 to June 2023.	N/A	None

Joseph Kelly 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1975)	Chief Compliance Officer and Secretary	Open-ended term; served as Chief Compliance Officer since June 2023 and Secretary since September 2023.	Managing Director, Chief Compliance Officer of the Advisor since June 2023. Deputy Chief Compliance Officer, The TCW Group, Inc. from January 2022 to June 2023. Senior Vice President Compliance, The TCW Group, Inc. from June 2021 to December 2021. General Counsel and Chief Compliance Officer, Dunham & Associates Investment Counsel Inc. from November 2013 to June 2021.	N/A	None

*	Denotes Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

**	Mr. Seeley is an “interested person” of the Trust, as such term is defined under the 1940 Act, because of his relationship with the Advisor and is referred to as an “Interested Trustee”.

In addition, Jack Chee, Jason Steuerwalt, and Kiko Vallarta, each a co-portfolio manager at the Advisor, are each an Assistant Secretary of the Trust.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, the Sub-Advisor, and the Fund’s distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with the responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, investment officers report on the performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings,” which are typically held quarterly, both in person and virtually, and involve the Board’s review of recent Trust operations. From time to time, one or more members of the Board may also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, portfolio pricing, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established four standing committees, an Audit Committee, a Governance Committee, a Qualified Legal Compliance Committee and a Compensation Committee, which are discussed in greater detail under “ Board of Trustees – Board Committees” below. Each standing committee of the Board is comprised entirely of Independent Trustees, except for the Compensation Committee, which is comprised of two Independent Trustees and one Interested Trustee. Ms. Allecta, an Independent Trustee, serves as Chairperson of the Board. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its leadership structure periodically as part of its annual self-assessment process and believes that its structure is appropriate to enable the Board to exercise its oversight of the Trust.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Risk management is a broad concept comprised of many disparate elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risk, valuation risk and business continuity risk). Consequently, Board oversight of different types of risks is handled in different ways. In the course of providing oversight, the Board and its committees receive reports on the Trust’s activities regarding the Trust’s investment portfolios and its financial accounting and reporting. The Board also receives periodic reports as to how the Advisor conducts service provider oversight and how it monitors for other risks, such as derivatives risk, business continuity risks and risks that might be present with the Sub-Advisor or specific investment strategies. The Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks. The Audit Committee’s meetings with the Treasurer and the Trust’s independent registered public accounting firm also contribute to its oversight of certain internal control risks. The full Board receives reports from the Advisor as to investment risks as well as other risks that may be also discussed in the Audit Committee.

The Board receives regular reports from the Advisor as the “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. As the valuation designee, the Advisor is responsible for determinations of fair value with respect to the Fund’s portfolio holdings, subject to oversight by the Board. The valuation designee reports to the Board on the valuation of the Fund’s portfolio securities, selects pricing agents for the valuation of Fund holdings, and reviews the performance of each such pricing service.

The Trust believes that the Board’s role in risk oversight must be evaluated on a case-by-case basis and that its existing role in risk oversight is appropriate. However, not all risks that may affect the Trust can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are beyond any control of the Trust, the Advisor or its affiliates or other service providers.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has a demonstrated record of business and professional accomplishment that indicates that they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the charts above. In addition, certain of the Trustees have served on boards for organizations other than the Trust, and certain of the Trustees have served on the Board of the Trust for a number of years. They therefore have substantial boardroom experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interest of shareholders.

In addition to the information provided in the charts above, certain additional information concerning each particular Trustee and certain of their Trustee Attributes is provided below. The information provided below, and in the charts above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, work ethic, and the ability to work together, to communicate effectively, to exercise judgment, to ask incisive questions, to manage people and problems, and to develop solutions. The Board annually conducts a self-assessment wherein the effectiveness of the Board and individual Trustees is reviewed. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

The summaries set forth below as to the qualifications, attributes, and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care applicable to, any such person or the Board as a whole than otherwise would be the case.

Mr. Seeley’s Trustee Attributes include his over twenty-five years of professional experience leading and managing various asset management firms, and his in-depth knowledge of fields including product development, distribution, operations and compliance, including with respect to mutual funds, interval funds and exchange-traded funds. This experience gives him an extensive understanding of regulatory, investment management, and corporate governance issues.

Ms. Allecta’s Trustee Attributes include her significant professional experience in the legal field as counsel to investment companies, private funds, boards of directors and management companies. Ms. Allecta also has mutual fund and closed-end fund board experience, having served on the board of trustees of Forward Funds from 2012 to 2022, the board of trustees of the Salient MF Trust from 2015 to 2022, and the board of directors of the Salient Midstream & MLP Fund from 2017 to 2022. Ms. Allecta was also a member of the Governing Council of the Independent Directors Council (the “IDC”) from 2014 to 2022, serving terms as chair of the IDC Policy Committee and a member of the IDC Executive Council. Ms. Allecta served as lead Independent Trustee of the Trust beginning in 2021 and was elected Chair of the Trust beginning in 2023.

Mr. Bird’s Trustee Attributes include his thirty years of general management and investment experience, with a focus on impact investing. Mr. Bird has served on the board and board committees of several for-profit and not-for-profit organizations. Mr. Bird’s experience gives him an extensive understanding of regulatory, investment management, and corporate governance issues.

Ms. Borggaard’s Trustee Attributes include her experience as a financial services executive and board member with broad global experience guiding boutique asset management companies. Ms. Borggaard currently serves on the board of several for-profit and not-for-profit organizations. Ms. Borggaard’s board experience includes providing guidance on diverse business issues including strategy, crisis management, C-suite succession planning, governance, finance, compliance, product development and equity-based total compensation. This experience gives her extensive knowledge of investment, financial management and governance matters.

Mr. DePriest’s Trustee Attributes include his over two decades of experience as legal counsel to advisers to mutual funds, closed-end funds, private funds and other investment vehicles. Through his roles as a senior officer and general counsel of financial services organizations, Mr. DePriest contributes management and oversight experience to boards.

Mr. Shefrin’s Trustee Attributes include his distinguished academic career as a Professor at Santa Clara University, where he teaches finance. Mr. Shefrin also has a number of years of mutual fund board experience, having served on the board of trustees of SA Funds—Investment Trust since 1999.

Mr. Wainscott’s Trustee Attributes include his substantial mutual fund and financial services experience. He has extensive experience in the investment management business at Russell Investments where he served as a Managing Director in the U.S. mutual fund group, President of Russell Canada and Director of Russell Australia. Mr. Wainscott has worked as a Chartered Financial Analyst (CFA) since 1985 and has experience with quantitative investment techniques, fund marketing and fund distribution.

Ms. Yang’s Trustee Attributes include her three decades of professional experience in the financial services industry, including audit experience at a Big Four public accounting firm. Ms. Yang spent eighteen years at the nation’s largest private university’s endowment management company overseeing charitable assets and later headed the Charitable Asset Management group at State Street Global Advisors. Currently, Ms. Yang is a C-suite executive at a private real estate firm. Ms. Yang is a former chair of a not-for-profit organization and currently serves on the Board of Governors of the CFA Institute and two other not-for-profit organizations. This experience gives her extensive knowledge in audit, investment, asset management, fiduciary responsibility, financial management and governance matters.

Board Committees

The Board has four standing committees as described below:

Audit Committee

Members	Description	Committee Meetings During Fiscal Year Ended December 31, 2024

Julie Allecta Jonathan W. DePriest Harold M. Shefrin, Ph.D. (Chair) Craig Wainscott	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	3

Qualified Legal Compliance Committee
Members	Description	Committee Meetings During Fiscal Year Ended December 31, 2024

Julie Allecta Jonathan W. DePriest Harold M. Shefrin, Ph.D. (Chair)	Responsible for the receipt, review and consideration of any report made or referred to it by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, Trustee, employee or agent of the Trust	0

Governance Committee
Members	Description	Committee Meetings During Fiscal Year Ended December 31, 2024

Julie Allecta Thomas W. Bird (Chair) Jonathan W. DePriest	Responsible for seeking, identifying and recommending to the Board qualified Trustee candidates for election or appointment to the Board and overseeing matters of Trust governance, including evaluation of Board performance and process, and the establishment of Trust governance guidelines and procedures, to the extent necessary or desirable.	1

Compensation Committee
Members	Description	Committee Meetings During Fiscal Year Ended December 31, 2024

Jennifer M. Borggaard (Chair) Jeffrey K. Seeley Harold M. Shefrin, Ph. D.	Responsible for coordinating the review of, and developing recommendations to the Board relating to, the compensation of (i) the Independent Trustees and committee members and (ii) the Chief Compliance Officer of the Trust.	1

Trustee Ownership of Fund Shares

[As of December 31, 2024, the Trustees owned the following dollar range of shares of the various series of the Trust (the “iMGP Funds”):(1).

Name of Trustee	Fund	Dollar Range of Equity Securities in the iMGP Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Independent Trustees
Julie Allecta	High Income Fund	E	E

Thomas W. Bird	Alternative Strategies Fund	C	E
	High Income Fund	C
	Dolan McEniry Corporate Bond Fund	C

Jennifer M. Borggaard	Alternative Strategies Fund	D	D

Jonathan W. DePriest	DBi Managed Futures Strategy ETF	D	E
	DBi Hedge Strategy ETF	D

Frederick A. Eigenbrod, Jr., Ph.D.*	DBi Managed Futures Strategy ETF	C	E
	International Fund	C
	High Income Fund	D
	Oldfield International Value Fund	C

Harold M. Shefrin, Ph.D.	International Fund	E	E

Craig Wainscott		A	A

Pamela Yang**		[ ]	[ ]
Interested Trustees

Philippe Uzan***		A	A
Jeffrey K. Seeley	International Fund	C	C]
	Alternative Strategies Fund	C

(1)	Dollar Range of Equity Securities in the iMGP Funds:

A=None

B=$1-$10,000

C=$10,001-$50,000

D=$50,001-$100,000

E= Over $100,000

(2)	As of December 31, 2024, the Trustees each oversaw fifteen registered investment companies in the fund complex.

*	Mr. Eigenbrod resigned as a Trustee effective June 30, 2024.
**	Ms. Yang became a Trustee effective January 1, 2025.
***	Mr. Uzan is no longer a Trustee as of December 10, 2024.

Trustee Interest in Investment Advisor, Distributor or Affiliates

As of December 31, 2024, the Independent Trustees, and their respective immediate family members, did not own any securities beneficially or of record in the Advisor, the Sub-Advisor, ALPS Distributors, Inc. (the “Distributor”) or any of their respective affiliates. Further, the Independent Trustees and their respective immediate family members did not have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Sub-Advisor, the Distributor, or any of their respective affiliates during the two most recently completed calendar years.

Compensation

Each Independent Trustee receives an annual fee of $135,000, allocated $11,250 per operational iMGP Fund with the remaining balance pro-rated quarterly based on each such fund’s net assets, plus expenses incurred by the Trustees in connection with attendance at meetings of the Board and its committees. Each Independent Trustee also receives an attendance fee in the amount of $6,000 for each special meeting of the Board. Ms. Allecta receives an additional annual retainer as Chair in the amount of $15,000. Mr. Shefrin serves as the Audit Committee Chair and receives an additional annual retainer in the amount of $10,000. The additional retainers for the Board and Audit Committee Chairs and the special meeting fees described in this paragraph are allocated to each iMGP Fund on a prorated basis based on each such fund’s assets.

The table below illustrates the annual compensation paid to each Trustee of the Trust during the fiscal year ended December 31, 2024.

Name of Trustee	Aggregate Compensation from the Trust^			Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from the Trust and Fund Complex paid to Trustees
Independent Trustees
Julie Allecta	$	[	]	$0	$	[	]
Thomas W. Bird	$	[	]	$0	$	[	]
Jennifer M. Borggaard	$	[	]	$0	$	[	]
Jonathan W. DePriest	$	[	]	$0	$	[	]
Frederick A. Eigenbrod, Jr., Ph.D.*	$	[	]	$0	$	[	]
Harold M. Shefrin, Ph.D.	$	[	]	$0	$	[	]
Craig Wainscott**		N/A		N/A		N/A
Pamela Yang***		N/A		N/A		N/A
Interested Trustees
Jeffrey K. Seeley****		None		None		None
Philippe Uzan*****		None		None		None

^	As of December 31, 2024, there were fifteen separate series of the Trust.
*	Mr. Eigenbrod resigned as a Trustee effective June 30, 2024.
**	Mr. Wainscott became a Trustee effective July 1, 2024.
***	Ms. Yang became a Trustee effective January 1, 2025 and therefore did not receive any compensation from the Trust for the fiscal year ended December 31, 2024.
****	Mr. Seeley is an Interested Trustee because of his relationship with the Advisor and accordingly serves on the Board without compensation.
*****

Mr. Uzan is no longer a Trustee as of December 10, 2024. While on the Board, Mr. Uzan was an Interested Trustee because of his relationship with the Advisor and accordingly served without compensation.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any class of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. A control person can have a significant impact on the outcome of a shareholder vote. Because the Fund is newly formed, no persons own of record or beneficially 5% or more or their outstanding shares as of the date of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted policies to ensure that any disclosure of information about the Fund’s portfolio holdings is in the best interest of Fund shareholders; and to make clear that information about the Fund’s portfolio holdings should not be distributed to any person unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•	The disclosure is to a mutual fund rating or statistical agency or person performing similar functions who has signed a confidentiality agreement with the Trust;

•	The disclosure is made to internal parties involved in the investment process, administration or custody of the Fund, including but not limited to the Advisor, the Sub-Advisor and the Board;

•

The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on the Fund’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of the Advisor or the Fund, or the President of the Trust.

The Fund makes its portfolio holdings publicly available on the Fund’s website 15 days after the end of each calendar quarter.

The Fund does not have any individualized ongoing arrangements to make available information about the Fund’s portfolio securities to any person other than the disclosures made, as described above, to internal parties involved in the Fund’s investment process, administration or custody of the Fund. To the extent required to perform services for the Fund or the Advisor, the Fund’s or the Advisor’s legal counsel or the Fund’s auditors may obtain portfolio holdings information. Such information is provided subject to confidentiality requirements.

THE ADVISOR AND THE SUB-ADVISOR

The Advisor is a registered investment advisor with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor is wholly owned by Litman Gregory Wealth Management, LLC. Litman Gregory Wealth Management, LLC is wholly-owned by iM Global Partner US, LLC, a wholly-owned subsidiary of iM Global Partner SAS. iM Global Partner SAS, a holding company, is a wholly-owned subsidiary of iM Square SAS, a Paris-based investment and development platform dedicated to the asset management business, which is owned by Amundi Ventures, Legendre Holdings 36 and a third non-controlling party. Amundi Ventures, a holding company, is a wholly-owned subsidiary of Amundi SA, a European asset management company. Amundi SA is owned by Credit Agricole SA, public (free float) and employees. Credit Agricole SA is owned by SAS rue de la Boétie, public (free float) and employees. Legendre Holdings 36, a holding company, is majority owned (>75%) by Eurazeo SA, a European investment firm.

Subject to the supervision of the Board, investment management and related services are provided by the Advisor to the Fund, pursuant to an investment advisory agreement (the “Advisory Agreement”). The Trust, on behalf of the Fund, and the Advisor are parties to the Advisory Agreement. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, the Advisory Agreement. Rather, the Trust and its respective investment series are the sole intended beneficiaries of the Advisory Agreement. Neither this SAI nor the Prospectus is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws that may not be waived.

In addition, individual selection of securities is provided by the Sub-Advisor approved by the Board pursuant to an investment sub-advisory agreement (the “Management Agreement”). Under the Advisory Agreement, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the selection and continued employment of a sub-advisor or sub-advisors to manage the actual investment of the Fund’s assets; the Fund (ii) oversee the investments made by the Sub-Advisor on behalf of the Fund, subject to the ultimate supervision and direction of the Board; (iii) oversee the actions of the Sub-Advisor with respect to voting proxies for the Fund, filing Section 13 ownership reports with the SEC for the Fund, and taking other actions on behalf of the Fund; (v) maintain the books and records required to be maintained by the Fund except to the extent arrangements have been made for such books and records to be maintained by the administrator, another agent of the Fund or the Sub-Advisor; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets that the Fund’s administrator or distributor or the officers of the Trust may reasonably request; and (vii) render to the Board such periodic and special reports with respect to the Fund’s investment activities as the Board may reasonably request, including at least one in-person appearance annually before the Board.

The Advisor has agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Board may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for (i) providing the personnel, office space and equipment reasonably necessary for the operation of the Trust and the Fund including the provision of persons qualified to serve as officers of the Trust; (ii) compensating the Sub-Advisor selected to invest the assets of the Fund; (iii) the expenses of printing and distributing extra copies of the Fund’s prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees incurred thereto) to prospective investors (but not to existing shareholders); and (iv) the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor or any Sub-Advisor.

Under the Management Agreement for the Fund, the Sub-Advisor agrees to invest its allocated portion of the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Trust’s and the Fund’s governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws; the Fund’s prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Advisor or the Trustees of the Trust may impose from time to time in writing to the Sub-Advisor. In providing such services, the Sub-Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

Without limiting the generality of the foregoing, the Sub-Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Sub-Advisor’s allocated portion of the Fund’s assets; (ii) effect the purchase and sale of portfolio securities for the Sub-Advisor’s allocated portion or determine that a portion of such allocated portion will remain uninvested; (iii) manage and oversee the investments of the Sub-Advisor’s allocated portion, subject to the ultimate supervision and direction of the Board; (iv) vote proxies and take other actions with respect to the securities in the Sub-Advisor’s allocated portion; (v) maintain the books and records required to be maintained with respect to the securities in the Sub-Advisor’s allocated portion; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Advisor, Trustees or the officers of the Trust may reasonably request; and (vii) render to the Board such periodic and special reports with respect to Sub-Advisor’s allocated portion as the Board may reasonably request.

As compensation for the Advisor’s services (including payment of the Sub-Advisor’s fees), the Fund pays the Advisor an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Fund’s administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor; insurance premiums on property or personnel of the Fund that inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Under the Advisory Agreement and the Management Agreement, the Advisor and the Sub-Advisor will not be liable to the Trust for any error of judgment by the Advisor or the Sub-Advisor or any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence by reason of reckless disregard of its obligations and duties under the applicable agreement.

The Advisory Agreement and the Management Agreement remain in effect for an initial period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement and the Management Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement and Management Agreement are terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, upon 60 days’ written notice to the Advisor or the Sub-Advisor, as applicable. The Advisory Agreement and the Management Agreement also may be terminated by the Advisor or the Sub-Advisor, as applicable, upon 60 days’ written notice to the Fund. The Advisory Agreement and the Management Agreement terminate automatically upon their assignment (as defined in the 1940 Act).

In determining whether to renew the Advisory Agreement and the Management Agreement each year, the Board requests and evaluates information provided by the Advisor and the Sub-Advisor, in accordance with Section 15(c) of the 1940 Act. At a Board meeting held on [    , 2025], the Board considered the approval of the Management Agreement of the Fund for an initial two-year period from the Fund’s commencement of operations. A discussion regarding the Board’s basis for approving the Fund’s investment advisory agreements with Advisor and the Sub-Advisor will be available in the Fund’s Form N-CSR for the period ending [June 30, 2025].

[Pursuant to a contractual operating expense limitation between iM Global and the Fund, iM Global has agreed to reimburse the Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed [ ]% of the Fund’s average daily net assets through April 30, 2026. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed [ ]%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.]

Dolan McEniry is an asset management company with $[  ] billion in assets under management as of [    ], 2025, and manages assets for foundations, endowments, public pensions, Taft-Hartley accounts, corporations, sovereign nations, high net worth individuals, charitable organizations, wrap clients and other pooled investment vehicles. In addition to the Fund, Dolan McEniry also provides sub-advisory services to a private fund and serves as sub-manager to the Dolan McEniry Corporate Bond Fund and the iMGP US Core Plus and iMGP Dolan McEniry US Corporate 2025 UCITS funds. Dolan McEniry is majority-owned and controlled by Daniel D. Dolan, Jr. and Roger S. McEniry, who each hold more than 25% of the voting interests in the firm. iM Square Holding 2 LLC, an affiliate of the Advisor, holds a non-voting 45% interest in Dolan McEniry. The Advisor and iM Square Holding 2 LLC are both wholly owned by iM Global Partner SAS.

ADDITIONAL PORTFOLIO MANAGER INFORMATION

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Fund.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of [    ], 2025. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)					Other Pooled Investment Vehicles					Other Accounts
Fund and Portfolio Manager	Number of Accounts		Total Assets in the Accounts			Number of Accounts		Total Assets in the Accounts			Number of Accounts		Total Assets in the Accounts
Daniel D. Dolan, Jr.	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Roger S. McEniry	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
C. Schaffer Degen	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Robert W. Greber III	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Riley Liegel	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Fund’s portfolio managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees. Information is shown as of [    ], 2025. Asset amounts are approximate and have been rounded.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

	Registered Investment Companies (excluding the Fund)					Other Pooled Investment Vehicles					Other Accounts
Fund and Portfolio Manager	Number of Accounts		Total Assets in the Accounts			Number of Accounts		Total Assets in the Accounts			Number of Accounts		Total Assets in the Accounts
Daniel D. Dolan, Jr.	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Roger S. McEniry	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
C. Schaffer Degen	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Robert W. Greber III	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Riley Liegel	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio managers of the Sub-Advisor who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

iM GLOBAL

Advisor to the Fund

iM Global has overall responsibility for assets under management and conducts oversight and evaluation of the Fund’s Sub-Advisor and other duties. iM Global generally does not make day-to-day decisions with respect to the purchase and sale of portfolio securities by the Fund. Accordingly, no material conflicts of interest are expected to arise between the Fund and other accounts managed by the portfolio managers. iM Global has adopted compliance policies, including allocation policies and a code of ethics, which are intended to prevent or mitigate conflicts of interest, if any, that may arise.

DOLAN MCENIRY CAPITAL MANAGEMENT, LLC (“DOLAN MCENIRY”)

Sub-Advisor to the Fund

[Material conflicts of interest that may arise in connection with portfolio managers’ management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio managers. The Sub-Advisor maintains investment, trade allocation, and account valuation (including fair valuation) policies and procedures to address such conflicts of interest.

iM Square SAS, a control person of the Sub-Advisor and of the Advisor, also owns interests in a number of other investment advisory firms. The Sub-Advisor employs certain of the Advisor’s affiliates to assist the firm in marketing certain other pooled investment vehicles and accounts that are advised under WRAP or SMA programs. The Sub-Advisor does not believe that these arrangements present a conflict of interest for the management of the Fund. ]

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Fund’s portfolio managers as of the date of this SAI.

iM GLOBAL

Advisor to the Fund

iM Global’s portfolio managers are compensated based on a fixed salary and a distribution of iM Global’s profits commensurate with the portfolio managers’ respective ownership percentages in the parent company of the Advisor.

DOLAN MCENIRY

Sub-Advisor to the Fund

[Portfolio managers are compensated with a salary based on employee experience and performance in their respective jobs and contributions to the success of the Dolan McEniry team and are generally tracked with growth in the firm’s assets under management. Work ethic, teamwork, attitude and commitment to Dolan McEniry are the important criteria in setting individual compensation levels. Two portfolio managers, Mr. Dolan and Mr. McEniry, also own an equity interest in the Sub-Advisor and may be compensated based on the Sub-Advisor’s revenue at the end of each fiscal year.]

Portfolio Manager Securities Ownership

Because the Fund has not yet commenced operations as of the date of this SAI, no portfolio manager of the Fund owns shares of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund to the Advisor as a part of the Advisor’s general management of the Fund, subject to the Board’s continuing oversight. The policy of the Trust is also to adopt the policies and procedures used by the Advisor to vote proxies relating to portfolio securities held by its clients.

The following information is a summary of the proxy voting policies and procedures of the Advisor and the Sub-Advisor.

iM GLOBAL

Advisor to the Fund

It is the Advisor’s policy to vote all proxies received by the Fund in a timely manner. In general, the Advisor will vote in accordance with its pre-determined voting guidelines (the “Guidelines”). However, the Advisor reserves the right to depart from any of the Guidelines and make a voting decision on a case-by-case basis. Although many proxy proposals will be covered by the Guidelines, the Advisor recognizes that some proposals require special consideration, and the Advisor will make a decision on a case-by-case basis in these situations. Where such a case-by-case determination is required, the Advisor’s proxy voting coordinator may, but is not required to, consult with other personnel of the Advisor to determine the appropriate action on the matter.

Unless otherwise instructed by the Fund, the Advisor may, and generally will, delegate the responsibility for voting proxies relating to the Fund’s portfolio securities to one or more of the Sub-Advisor. To the extent such responsibility is delegated to the Sub-Advisor, the Sub-Advisor shall assume the fiduciary duty and reporting responsibilities of the Advisor. Unless otherwise instructed by the Fund or the Advisor, the Sub-Advisor shall apply its own proxy voting policies and procedures.

The Advisor’s duty is to vote in the best interests of the Fund’s shareholders. In situations where the Advisor determines that a proxy proposal raises a material conflict of interest between the interests of the Advisor, the Fund’s principal underwriter, or an affiliated person of the Advisor or the principal underwriter and that of one or more iMGP Funds, the conflict shall be resolved by voting in accordance with a predetermined voting policy. However, to the extent that (1) no pre-determined voting policy applies to the specific proposal or (2) there is an applicable pre-determined voting policy, but the Advisor has discretion to deviate from such policy, the Advisor shall disclose the conflict to the Board and seek the Board’s direction or consent to the proposed vote prior to voting on such proposal.

DOLAN MCENIRY

Sub-Advisor to the Fund

[Due to the nature of fixed income securities, it is very rare for the Fund to receive a proxy in which to vote. The Advisor has delegated the authority to vote proxies for the portfolio securities held by the Fund to the Sub-Advisor in accordance with the proxy voting policy (the “Voting Policy”) adopted by the Sub-Advisor. In the event the Fund receives a proxy to vote, the Sub-Advisor will adhere to the Voting Policy as described below.

Where a proxy proposal raises a material conflict of interest between the interests of the Advisor or Sub-Advisor, or an affiliated person of the Advisor or Sub-Advisor, and the interests of the Fund, the Advisor or Sub-Advisor shall abstain from making a voting decision and will forward all necessary proxy voting materials to the Trust for the Board to make a voting decision. Only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. Alternately, a material conflict of interest in a proxy proposal involving the Fund may be addressed by such other method set forth in the Voting Policies and approved by the Board.

The Sub-Advisor strives to vote all proxies in the best economic interests of its clients. The decision how to vote follows the same criteria the Sub-Advisor uses in managing client accounts – to vote for proposals in such a manner that, in the Sub-Advisor’s opinion, will increase shareholder value. In evaluating a particular proposal, the Sub-Advisor takes into consideration, among other things:

•	management’s assertions regarding the proxy proposal;

•	the Sub-Advisor’s determination of how the proxy proposal will impact its clients; and

•	the Sub-Advisor’s determination of whether the proxy proposal will create dilution for shareholders.

The Sub-Advisor will generally support management’s recommendations on proxy issues related to business operation matters. The Sub-Advisor believes a company’s management should generally have the latitude to make decisions related to other company’s business operations. However, when the Sub-Advisor believes the company’s management is acting in an inconsistent manner with its clients’ best interests, the Sub-Advisor will vote against management recommendations.

The Sub-Advisor will generally vote against non-salary compensation plans, unless in the Sub-Advisor’s opinion, such plans are structured to not create serious dilution to shareholders. The Sub-Advisor will analyze all other compensation plans on a case-by-case basis. The Sub-Advisor will review proxy proposals regarding control matters related to a company on a case-by-case basis. The Sub-Advisor generally opposes measures limiting rights of shareholders, and the Sub-Advisor generally opposes measures preventing shareholders from accepting an offer of a sale of a company.]

MORE INFORMATION ABOUT PROXY VOTING

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge, upon request, by calling toll-free, 1-800-960-0188 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 1-800-960-0188.

ADMINISTRATOR

State Street Bank and Trust Company (“State Street” or the “Administrator”) serves as the Trust’s administrator pursuant to an Administration Agreement dated September 10, 2014 (the “Administration Agreement”). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street is located at One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Administration Agreement with the Trust, the Administrator has agreed to furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Administration Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees. As compensation for these services, the Fund pays State Street an annual administration fee based upon a percentage of the average net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Management Agreement states that, with respect to the segment of the Fund’s portfolio allocated to the Sub-Advisor, the Sub-Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Sub-Advisor shall not direct orders to an affiliated person of the Sub-Advisor without general prior authorization to use such affiliated broker or dealer by the Board. In general, the Sub-Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable cost or proceeds under the circumstances. In selecting a broker-dealer to execute each particular transaction, the Sub-Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Advisor and the Board may determine, the Sub-Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by its Management Agreement with the Fund or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Sub-Advisor a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Advisor’s or Advisor’s overall responsibilities with respect to the Fund or other advisory clients. The Sub-Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor or any affiliate of either. Such allocation shall be in such amounts and proportions as the Sub-Advisor shall determine. The Sub-Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations.

On occasions when the Sub-Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Sub-Advisor, the Sub-Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Shares.

Subject to such policies as the Advisor and the Board may determine, the Sub-Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by its Management Agreement with the Fund or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Sub-Advisor a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Advisor’s or Advisor’s overall responsibilities with respect to the Fund or other advisory clients. The Sub-Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor or any affiliate of either. Such allocation shall be in such amounts and proportions as the Sub-Advisor shall determine. The Sub-Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations.

Distribution of Fund Shares

The Fund’s principal underwriter is ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor is compensated for performing this service by the Advisor and does not receive underwriting commissions from the Fund.

Other Shareholder Servicing Expenses Paid by the Fund

The iMGP Funds make payments to financial intermediaries for certain sub-recordkeeping, sub-transfer agent or similar services provided by financial intermediaries in amounts determined by the Trust’s Board of Trustees to represent reasonable amounts for those services. These expenses paid by the Fund would remain subject to any overall expense limitation applicable to the Fund. These expenses are in addition to any supplemental amounts the Advisor pays out of its own resources.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide financial intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take these payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

The table below identifies the financial intermediaries who received compensation from the iMGP Funds for providing sub-recordkeeping, sub-transfer agency or similar services during the calendar year ended December 31, 2024. Because the Fund had not commenced operations as of December 31, 2024, the Fund did not make any payments to these financial intermediaries.

Firm

[    ]

Payments by the Advisor

Set forth below is a list of the member firms of FINRA to which the Advisor, or its affiliates, made payments out of their revenues in connection with the sale and distribution of the iMGP Funds’ shares or for services to the iMGP Funds and their shareholders for the year ended December 31, 2024. Any additions, modifications, or deletions to the FINRA member firms identified in this list since December 31, 2024 are not reflected:

FINRA member firms

Raymond James

The Advisor or its affiliates may also make payments to selling and shareholder servicing agents that are not FINRA member firms and that sell shares of or provide services to the Fund and its shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

PORTFOLIO TURNOVER

The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High turnover rates are likely to result in comparatively greater brokerage expenses. Because the Fund has not yet commenced operations, no portfolio turnover figures are available as of the date of this SAI.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

NET ASSET VALUE

The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the NYSE (currently, 4:00 p.m., Eastern Time) each business day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine the Fund’s NAV on the last day on which such exchange was open will be used, unless the Advisor, as the Board’s “valuation designee” for purposes of Rule 2a-5 under the 1940 Act, determines that a different price should be used. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund’s NAV is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its NAV may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of the Fund’s NAV unless the Advisor deems that such events would materially affect the NAV, in which case an adjustment would be made.

Generally, the Fund’s investments are valued on the basis of market quotations. Securities or assets for which market quotations are not available, or for which the pricing service selected by the Advisor does not provide a valuation or provides a valuation that in the judgment of the Sub-Advisor, with the concurrence of the Advisor, is stale or does not represent the fair value of such securities or assets, shall be valued by the Advisor in consultation with the Sub-Advisor and the Administrator pursuant to procedures approved by the Board.

The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges, are generally determined on the basis of the last reported sale price on the exchange on which such securities are traded (or the NASDAQ official closing price for NASDAQ-reported securities, if such price is provided by the Fund’s accountant), as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Sub-Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities, which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Advisor.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service and approved by the Advisor, or at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is the last sale or settlement price on the exchange or board of trade on which the future is traded or, if no sales are reported, at the mean between the last bid and asked price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by the Advisor. If an options or futures exchange closes after the time at which the Fund’s NAV is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the NAV.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Advisor in good faith will establish a conversion rate for such currency.

All other assets of the Fund are valued in such manner as the Advisor in good faith deems appropriate to reflect their fair value.

TAXATION

[The following is a summary of certain material U.S. federal income tax consequences of acquiring, holding and disposing of the interests in the Fund. It is based upon the Code, the U.S. Treasury Regulations promulgated thereunder, published rulings and court decisions, all as in effect on the date hereof and all of which are subject to change or differing interpretations at any time (possibly with retroactive effect). This summary does not purport to deal with all of the U.S. federal income tax consequences applicable to the Fund or to all categories of investors, some of whom may be subject to special rules (including, without limitation, dealers in securities or currencies, financial institutions, life insurance companies, holders of Fund interests held as part of a “straddle,” “hedge” or “conversion transaction” with other investments, persons whose “functional currency” is not the U.S. dollar or persons for whom the Fund interests are not capital assets). This discussion also does not address U.S. federal tax consequences other than income taxes (such as estate and gift tax consequences). In addition, the following discussion generally applies only to “U.S. persons,” as defined for U.S. federal income tax purposes) who are beneficial owners of Fund interests. A “U.S. person” is generally defined as (i) a citizen or resident of the United States, (ii) a corporation (or an entity treated as a corporation for federal income tax purposes) or partnership (or an entity or arrangement treated as a partnership for federal income tax purposes) created or organized in or under the law of the United States or any political subdivision thereof, (iii) an estate whose income is subject to U.S. federal income tax regardless of its source or (iv) a trust if (a) it is subject to the primary supervision of a court within the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (b) it has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.

If a partnership (or other entity or arrangement treated as a partnership for U.S. federal income tax purposes) is an investor in the Fund, the U.S. federal income tax treatment of a partner in that partnership will generally depend on the status of the partner and the activities of the partnership.

The tax consequences of an investment in the Fund will depend not only on the nature of the Fund’s operations and the then applicable U.S. federal tax principles, but also on certain factual determinations that cannot be made at this time, and upon a particular investor’s individual circumstances. No advance rulings have been sought from the Internal Revenue Service (the “IRS”).

IN VIEW OF THE FOREGOING, EACH PROSPECTIVE INVESTOR SHOULD CONSULT ITS OWN TAX ADVISOR REGARDING ALL THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME AND OTHER TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND WITH SPECIFIC REFERENCE TO SUCH INVESTOR’S OWN PARTICULAR TAX SITUATION AND RECENT CHANGES IN APPLICABLE LAW.

The Fund will be taxed, under the Code, as a separate entity from any other series of the Trust, and the Fund has elected to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in (i) securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, (ii) securities (other than the securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or (iii) securities of one or more of qualified publicly traded partnerships, as such term is defined under the Code.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to the extent permitted under the Code. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed. The Fund may make taxable distributions to shareholders even during periods in which share prices have declined. Tax consequences are not the primary consideration of the Fund in implementing its investment strategy.

The Fund or any securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, under the federal backup withholding rules, the Fund will be required to withhold federal income tax at the current rate of 24% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to federal backup withholding.

The Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of a 4% non-deductible federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98.2% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

Certain U.S. shareholders, including individuals and estates and trusts, in the higher income brackets will be subject to an additional 3.8% federal tax on all or a portion of their “net investment income,” which generally will include dividends from the Fund and net gain from the disposition of shares of the Fund. U.S. shareholders are urged to consult their tax advisors regarding the implications of the additional net investment income tax resulting from an investment in the Fund.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the dividends received deduction, and individual shareholders may, depending on the Fund’s underlying sources of income, have “qualified dividend income,” which would be subject to tax at the shareholder’s maximum federal capital gains tax rate. Availability of the deduction and/or taxation at the maximum federal capital gains tax rate is subject to certain holding period and debt-financing limitations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies should qualify as permissible income under Subchapter M of the Code.

For accounting purposes, premiums paid by the Fund are recorded as an asset and are subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a straddle for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60%/40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

Redemptions and exchanges of shares of the Fund will result in gains or losses for federal income tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares. Any loss realized (to the extent it is allowed) upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund.

Under the Foreign Account Tax Compliance Act (“FATCA”), and subject to any applicable intergovernmental agreements, a 30% withholding tax on the Fund’s distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. Under proposed Treasury regulations, which were to take effect on January 1, 2019 and upon which taxpayers may rely unless and until overridden by subsequent regulations, FATCA withholding on gross proceeds from the sale or disposition of Fund shares and capital gain distributions is eliminated. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

The Fund intends to pay dividends that pass through to shareholders the tax-exempt character of exempt interest earned by the Fund for U.S. federal income tax purposes (“exempt-interest dividends”). The Fund is eligible to pay exempt-interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from U.S. federal income tax under Section 103(a) of the Code. The Fund intends to satisfy this requirement. Fund distributions reported as exempt-interest dividends are not generally taxable to Fund shareholders for U.S. federal income tax purposes, but they may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for U.S. federal alternative minimum tax, both for individual and corporate shareholders. For example, if the Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds. Further, exempt-interest dividends paid by the Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal alternative minimum tax calculation. Individual and corporate shareholders subject to the alternative minimum tax should consult their tax advisors regarding the potential alternative minimum tax implications of holding shares of the Fund. The Fund may invest up to [50]% of its net assets in bonds that generate income potentially subject to the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund’s distributions of exempt-interest dividends bears to all of the Fund’s distributions, excluding capital gain dividends. A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax adviser to determine what effect, if any, an investment in the Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

The above discussion and the related discussion in each prospectus are not intended to be complete discussions of all applicable tax consequences of an investment in the Fund. Paul Hastings LLP, counsel to the Trust, has expressed no opinion in respect thereof. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.]

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described in the prospectus.

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on August 1, 1996. The Fund is anticipated to commence operations on [    ], 2025. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders. The Board has created fifteen series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular iMGP Fund will be allocated fairly among the iMGP Funds by the Trustees, generally on the basis of the relative net assets of each iMGP Fund.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act on behalf of the Fund. Currently, the Fund is authorized to issue one class of shares: Advisor SMA Class shares.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. Rule 18f-2 contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Fund may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve an investment advisory contract or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes each shareholder is entitled to is based on the number of shares he or she owns. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

The Board may, at its own discretion, create additional series of shares. The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for the Trust’s acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for its obligations.

The Agreement and Declaration of Trust provides that the shareholders have the right to remove a Trustee. Upon the written request of the record holders of 10% of the Trust’s shares, the Trustees will call a meeting of shareholders to vote on the removal of a Trustee. No amendment may be made to the Agreement and Declaration of Trust that would have a material adverse effect on shareholders without the approval of the holders of more than 50% of the Trust’s shares. Shareholders have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable by the Trust, except as set forth above.

The Trust and iM Global have obtained an exemptive order from the SEC, which permits iM Global, subject to certain conditions, to hire, terminate and replace managers with the approval of the Board only and without shareholder approval. Within 60 days of the hiring of any new manager or the implementation of any proposed material change in a sub-advisory agreement with an existing manager, shareholders will be furnished information about the new manager or sub-advisory agreement that would be included in a proxy statement. The order also permits the Fund to disclose sub-advisory fees only in the aggregate in its registration statement. Pursuant to the order, shareholder approval is required before iM Global enters into any sub-advisory agreement with a manager that is affiliated with the Fund or iM Global.

The Trust, the Advisor, the Sub-Advisor and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of the Advisor, the Sub-Advisor and the Distributor, to invest in securities that may be purchased or held by the Fund.

The Trust’s custodian, State Street Bank and Trust Company, 1 Congress Building, One Congress Street, Suite 1, Boston, Massachusetts 02114 is responsible for holding the Fund’s assets and acting as the Trust’s accounting services agent. The Trust’s transfer agent, SS&C Global Investor & Distribution Solutions, Inc., is located at 330 West Ninth Street, Kansas City, Missouri, 64105. You may call SS&C Global Investor & Distribution Solutions, Inc. at 1-800-960-0188 if you have questions about your account. The Trust’s independent registered public accounting firm, [ ], also assists with the Fund’s tax returns. The Trust’s legal counsel is Paul Hastings LLP, 101 California Street, 48th Floor, San Francisco, California 94111.

The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund’s NAV (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

FINANCIAL STATEMENTS

As the Fund has not commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Shareholders may receive a copy of the audited and unaudited financial statements at no additional charge when requesting a copy of the SAI.

APPENDIX

Description of Ratings

The following terms are generally used to describe the credit quality of debt securities:

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa – Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds which are rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating classification from Aa through Caa. Both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category. Additionally a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

A – Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations and subject to low credit risk. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa – Bonds which are rated Baa are considered as medium grade obligations, subject to moderate credit risk, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Corporation: Corporate Bond Ratings

AAA – This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA – Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A – Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB – Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 – highest quality; Prime 2 – higher quality; Prime 3 – high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

LITMAN GREGORY FUNDS TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)		Articles of Incorporation.

(1)	Agreement and Declaration of Trust is incorporated by reference to the Registrant’s initial Registration Statement on Form
N-1A, filed with the U.S. Securities and Exchange Commission (“SEC”) on August 12, 1996

(A)	Amendment to Agreement and Declaration of Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 15, 1996

(B)	Amendment to Agreement and Declaration of Trust dated December 4, 2008 is incorporated by reference to Post-
Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on
September 2, 2011

(C)	Amendment to Agreement and Declaration of Trust dated August 31, 2011 is incorporated by reference to Post-
Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on
September 2, 2011

(b)		By-laws are incorporated by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2014

(c)		Instruments Defining Rights of Security Holders – See Articles III and V of Agreement and Declaration of Trust and Article II of Third Amended and Restated By-Laws

(d)		Investment Advisory Contracts

(1)	Unified Investment Advisory Agreement between Litman Gregory Funds Trust and Litman Gregory Fund Advisors, LLC
dated June 1, 2021, as amended September 20, 2021, is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(2)	Form of Amended Appendix A and Appendix B to the Unified Investment Advisory Agreement dated December 15, 2024 - - filed herein

(3)	Amended and Restated Investment Advisory Agreement between Litman Gregory Funds Trust and iM Global Partner Fund
Management, LLC dated December 22, 2023 is incorporated by reference to Post-Effective Amendment No. 144 to the
Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

(4)	Amended Appendix A and Appendix B to the Amended and Restated Investment Advisory Agreement between Litman
Gregory Funds Trust and iM Global Partner Fund Management, LLC is incorporated by reference to Post-Effective
Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

	(5)	Sub-Advisory Agreements

		(A)	Global Select Fund (formerly, the Equity Fund)

			1.	Investment Management Agreement with Nuance Investments, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

			2.	Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

			3.	Investment Management Agreement with Scharf Investments, LLC is incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

1

(B)	International Fund

	1.	Investment Management Agreement with Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	2.	Investment Management Agreement with Lazard Asset Management LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	3.	Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

(C)	Alternative Strategies Fund

	1.	Investment Management Agreement with Blackstone Credit Systematic Strategies LLC (formerly DCI, LLC) is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

	2.	Investment Management Agreement with DoubleLine Capital LP is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	3.	Investment Management Agreement with First Pacific Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	4.	Investment Management Agreement with Loomis, Sayles & Company, L.P. is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	5.	Investment Management Agreement with Water Island Capital LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	6.	Investment Management Agreement with Dynamic Beta investments, LLC incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

(D)	High Income Fund

	1.	Investment Management Agreement with Brown Brothers Harriman & Co. is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	2.	Investment Management Agreement with Guggenheim Partners Investment Management, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	3.	Investment Management Agreement with Neuberger Berman Investment Advisers LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

(E)	SBH Focused Small Value Fund

	1.	Investment Management Agreement with Segall Bryant & Hamill, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	2.	Investment Management Agreement with Polen Capital Management, LLC – filed herein

(F)	Oldfield International Value Fund

	1.	Investment Management Agreement with Oldfield Partners LLP is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

(G)	Dolan McEniry Corporate Bond Fund

	1.	Investment Management Agreement with Dolan McEniry Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

(H)	DBi Managed Futures Strategy ETF and DBi Hedge Strategy ETF

2

		1.	Investment Management Agreement with Dynamic Beta investments, LLC on behalf of DBi Managed Futures Strategy ETF is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

		2.	Investment Management Agreement with Dynamic Beta investments, LLC on behalf of DBi Hedge Strategy ETF is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

		3.	Form of Investment Management Agreement between iM DBi Cayman Managed Futures Subsidiary and Dynamic Beta investments, LLC is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021

	(I)	RBA Responsible Global Allocation ETF

		1.	Investment Management Agreement with Richard Bernstein Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2022

	(J)	Berkshire Dividend Growth ETF

		1.	Investment Management Agreement with Berkshire Asset Management, LLC, is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

	(K)	Polen Capital Global Growth ETF

		1.	Investment Management Agreement with Polen Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

	(L)	Polen Capital China Growth ETF

		1.	Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

	(M)	Polen Capital Emerging Markets ex-China Growth ETF

		1.	Form of Investment Management Agreement with Polen Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 16, 2024.

	(N)	Polen Capital International Growth ETF

		1.	Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

	(O)	Polen Capital Global SMID Company Growth ETF

		1.	Form of Investment Management Agreement with Polen Capital Management, LLC – is incorporated by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 16, 2024

	(P)	Polen Capital U.S. SMID Company Growth ETF

		1.	Form of Investment Management Agreement with Polen Capital Management, LLC – filed herein

	(Q)	APA Enhanced Income Municipal Fund

		1.	Form of Investment Management Agreement with Asset Preservation Advisors, LLC – filed herein

(e)	Underwriting Contracts

(1)	Distribution Agreement with ALPS Distributors, Inc. dated April 26, 2018 is incorporated by reference to Post-Effective
Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2018

(2)	Amended and Restated Distribution Letter Agreement with ALPS Distributors, Inc. is incorporated by reference to Post-
Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on
September 5, 2023

(A)	Amendment to the Amended and Restated Distribution Letter Agreement with ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

3

		(B	)	Amendment to the Amended and Restated Distribution Letter Agreement with ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

(3)	Amendment No. 5 dated November 30, 2020 to the Distribution Agreement is incorporated by reference to Post-
Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on
April 29, 2021

(4)	Form of Amendment to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021

	(5)	Form of Authorized Participant Agreement is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021

	(6)	Amendment to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

	(7)	Amendment to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

(f)		Bonus or Profit Sharing Contracts – None

(g)		Custodian Agreements

(1)	Custody Agreement with State Street Bank and Trust dated July 1, 2023, is incorporated by reference to Post-Effective
Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

(h)		Other Material Contracts

(1)	Administration Agreement with State Street Bank and Trust Company dated September 10, 2014 is incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2015

		(A)		Amendment dated September 20, 2018 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019

		(B)		Amendment dated July 30, 2020 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

		(C)		Amendment dated October 30, 2020 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

		(D)		Amendment dated August 31, 2021 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on October 1, 2021

		(E)		Amendment dated July 1, 2023 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

	(2)	Power of Attorney dated May 26, 2021 is incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 4, 2021

	(3)	Power of Attorney dated April 26, 2023 is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

(4)	Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment
No. 59 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2015

		(A)		Amendment dated August 31, 2011 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2015

4

	(B)	Amendment dated May 20, 2013 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014

	(C)	Amendment dated January 1, 2017 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2017

	(D)	Amendment dated August 28, 2018 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 6, 2018

	(E)	Amendment dated July 31, 2020 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 22, 2020

	(F)	Amendment dated October 30, 2020 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

	(G)	Amendment to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

	(H)	Form of Amendment to the Restated Contractual Advisory Fee Waiver Agreement – filed herein

(5)		Operating Expenses Limitation Agreement

	(A)	Operating Expenses Limitation Agreement dated August 28, 2018 for the High Income Alternatives Fund is incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 6, 2018

	(B)	Operating Expenses Limitation Agreement dated July 31, 2020 for the SBH Focused Small Value Fund is incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 22, 2020

	(C)	Operating Expenses Limitation Agreement dated October 30, 2020 for the Oldfield International Value Fund is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

	(D)	Operating Expenses Limitation Agreement for the Global Select Fund dated August 1, 2022 is incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

	(E)	Operating Expenses Limitation Agreement dated September 19, 2024 for the Dolan McEniry Corporate Bond Fund - filed herein

	(F)	Operating Expenses Limitation Agreement dated December 15, 2024 for the APA Enhanced Income Municipal Fund - filed herein

(6)		Fund of Funds Investment Agreements

	(A)	Fund of Funds Investment Agreement with Wisdom Tree Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

	(B)	Fund of Funds Investment Agreement with Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust IV, Nuveen Investment Trust V, Nuveen Municipal Trust, Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Investment Funds, Inc. and NuShares ETF Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

	(C)	Fund of Funds Investment Agreement with BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

	(D)	Fund of Funds Investment Agreement with Vanguard Funds – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

5

		(E)	Fund of Funds Investment Agreement with Janus Detroit Street Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

		(F)	Fund of Funds Investment Agreement with Potomac Funds – is incorporated by reference to Post-Effective Amendment No.150 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2024.

		(G)	Fund of Funds Investment Agreement with The Advisors’ Inner Circle Fund II – is incorporated by reference to Post-Effective Amendment No.150 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2024.

(i)			Legal Opinions

	(1)		Opinion and Consent of Counsel relating to the RBA Responsible Global Allocation ETF is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

	(2)		Opinion and Consent of Counsel relating to the iMGP Berkshire Dividend Growth ETF is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

	(3)		Opinion and Consent of Counsel relating to the Polen Capital Global Growth ETF is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

	(4)		Opinion and Consent of Counsel relating to the Polen Capital China Growth ETF and Polen Capital International Growth ETF- is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

	(5)		Opinion and Consent of Counsel relating to the Polen Capital Emerging Markets ex-China Growth ETF and Polen Capital Global SMID Company Growth ETF – is incorporated by reference to Post-Effective Amendment No.143 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 16, 2024

	(6)		Opinion and Consent of Counsel relating to the APA Enhanced Income Municipal Fund – is incorporated by reference to Post-Effective Amendment No.150 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2024.

(j)			Other Opinions

	(1)		None

(k)			Omitted Financial Statements – None

(l)			Initial Capital Agreements

	(1)		Subscription Agreement (initial seed capital only) is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 17, 1996

(m)			Rule 12b-1 Plan

	(1)		Distribution and Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(2)		Amendment to Appendix B to Distribution and Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

	(3)		Amendment to Appendix B to Distribution and Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

(n)			Rule 18f-3 Plan

	(1)		Multiple Class Plan – is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

(o)			Reserved

6

(p)		Codes of Ethics

	(1)	Code of Ethics for Litman Gregory Funds Trust is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(2)	Code of Ethics for iM Global Partner Fund Management, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(3)	Code of Ethics for ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2018

	(4)	Codes of Ethics for the Sub-Advisors

		(A)	First Pacific Advisors, LP is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

		(B)	Nuance Investments, LLC incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

		(C)	Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2022

		(D)	DoubleLine Capital LP is incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 4, 2021

		(E)	Loomis, Sayles & Company, L.P. – incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

		(F)	Water Island Capital, LLC is incorporated by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 17, 2021

		(G)	Lazard Asset Management LLC is incorporated by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2018

		(H)	Blackstone Credit Systematic Strategies LLC (formerly DCI, LLC) is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

		(I)	Segall Bryant & Hamill, LLC is incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019

		(J)	Brown Brothers Harriman & Co. is incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 6, 2018

		(K)	Guggenheim Partners Investment Management, LLC, dated June 13, 2023 – is incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on October 3, 2023

		(L)	Neuberger Berman Investment Advisers LLC, dated January 13, 2023 – is incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on October 3, 2023

		(M)	Oldfield Partners LLP is incorporated by reference to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 6, 2020

		(N)	Dolan McEniry Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

		(O)	Dynamic Beta investments, LLC is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021

		(P)	Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

		(Q)	Richard Bernstein Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

		(R)	Scharf Investments, LLC is incorporated by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2022

		(S)	Berkshire Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

		(T)	Asset Preservation Advisors, LLC Code of Ethics – filed herein

7

Item 29. Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Article VI of Registrant’s By-Laws states as follows:

Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, “agent” means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; “proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Article.

Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

(a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust’s best interests, and

(b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests, and

(c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person’s conduct was unlawful.

Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with this Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine.

8

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b) A written opinion by an independent legal counsel.

Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent’s status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

9

Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person’s capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

In addition to the indemnification provisions provided for in the Registrant’s By-Laws, the Registrant has also entered into indemnification agreements (the “Indemnification Agreements”) with each of the Trustees and with its Chief Compliance Officer (collectively, the “Indemnitees”). The Indemnification Agreements set forth the procedure by which Indemnitees are to request and receive advancement of expenses and indemnification. The Indemnification Agreements provide that, in any determination for advancement of expenses or indemnification, the Indemnitees are entitled to a rebuttable presumption that they did not engage in conduct that would disqualify them from eligibility to receive advancement of expenses or for indemnification. The Indemnification Agreements also set forth the procedure by which an independent counsel may be chosen if independent counsel is to make a determination of any Indemnitee’s qualification for advancement of expenses or indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The information required by this item is contained in the Form ADVs of the following entities and is incorporated herein by reference:

Name of Investment Adviser	File No.
iM Global Partner Fund Management, LLC (formerly Litman Gregory Fund Advisors, LLC)	801-52710

Name of Sub-Advisors
Berkshire Asset Management, LLC	801-68485
Blackstone Credit Systematic Strategies LLC (formerly DCI, LLC)	801-63857
Brown Brothers Harriman & Co.	801-60256
Dolan McEniry Capital Management, LLC	801-54756
DoubleLine Capital LP	801-70942
Dynamic Beta investments, LLC	801-77106
First Pacific Advisors, LLC	801-67160
Guggenheim Partners Investment Management, LLC	801-66786
Harris Associates L.P.	801-50333
Lazard Asset Management LLC	801-61701
Loomis, Sayles & Company, L.P.	801-170
Neuberger Berman Investment Advisers LLC	801-61757
Nuance Investments, LLC	801-69682
Oldfield Partners LLP	801-72023
Polen Capital Management, LLC	801-15180
Richard Bernstein Advisors, LLC	801-71501
Scharf Investments, LLC	801-18799
Segall Bryant & Hamill, LLC	801-47232
Water Island Capital, LLC	801-57341

10

Item 32. Principal Underwriters

(a)	ALPS Distributors, Inc., the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1 WS Credit Income Fund

1290 Funds

abrdn ETFs

Alpha Alternative Assets Fund

ALPS Series Trust

Alternative Credit Income Fund

Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund)

Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund)

The Arbitrage Funds

AQR Funds

Axonic Alternative Income Fund

Axonic Funds

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income + Real Estate Fund

Brandes Investment Trust

Bridge Builder Trust

Cambria ETF Trust

Centre Funds

CIM Real Estate Assets & Credit Fund

CION Ares Diversified Credit Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

CRM Mutual Fund Trust

DBX ETF Trust

Emerge ETF Trust

ETF Series Solutions (Vident Series)

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

Financial Investors Trust

Firsthand Funds

FS Credit Income Fund

FS Energy Total Return Fund

FS Multi-Alternative Income Fund

FS Series Trust

FS Multi-Alternative Income Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

GraniteShares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group. Inc.

IndexIQ ETF Trust

Index IQ Active ETF Trust

Investment Managers Series Trust II (AXS – Advised Funds)

Janus Detroit Street Trust

Lattice Strategies Trust

Longleaf Partners Funds Trust

11

Manager Directed Portfolios (Spyglass Growth Fund)

Mass Mutual Premier Funds

Mass Mutual Advantage Funds

Meridian Fund, Inc.

MVP Private Markets Fund

Natixis ETF Trust

Natixis ETF Trust II

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sprott Funds Trust

Stone Ridge Residential Real Estate Income Fund I, Inc.

Stone Ridge Trust

Stone Ridge Trust II

Stone Ridge Trust III

Stone Ridge Trust IV

Stone Ridge Trust V

Stone Ridge Trust VI

Stone Ridge Trust VIII

Thrivent ETF Trust

USCF ETF Trust

Valkyrie ETF Trust II

Wasatch Funds

WesMark Funds

Wilmington Funds

XAI Octagon Credit Trust

X-Square Balanced Fund, LLC

X-Square Series Trust

YieldStreet Prism Fund

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name and Principal Business Address*	Positions and Offices with ALPS Distributors, Inc.	Positions and Offices with Registrant
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Stephen J. Kyllo	Vice President, Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

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*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) 1676 N. California Blvd., Suite 500 Walnut Creek, CA 94596
Registrant’s Fund Administrator	State Street Bank and Trust Company One Congress Street Suite 1 Boston, MA 02114-2016
Registrant’s Custodian/Fund Accountant	State Street Bank and Trust Company 1776 Heritage Drive Quincy, MA 02171
Registrant’s Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
Registrant’s Transfer Agent	SS&C Global Investor & Distribution Solutions, Inc (formerly, DST Asset Manager Solutions, Inc.) 330 West 9th Street Kansas City, MO 64105

The documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) under the 1940 Act will be maintained by the Registrant’s respective Sub-Advisors:

Berkshire Asset Management, LCC 46 Public Square Suite 700 Wilkes-Barre, PA 8701-2609
Blackstone Credit Systematic Strategies LLC (formerly, DCI, LLC) 201 Spear Street, Suite 250 San Francisco, CA 94105
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005
Dolan McEniry Capital Management, LLC 120 North LaSalle Street Suite 1510 Chicago, IL 60602

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DoubleLine Capital LP 2002 N. Tampa Street, Suite 200 Tampa, FL 33602
Dynamic Beta investments, LLC 12 East 49th Street New York, NY 10017
First Pacific Advisors, LLC 11601 Wilshire Boulevard, Suite 1200 Los Angeles, CA 90025
Guggenheim Partners Investment Management, LLC 100 Wilshire Boulevard, 5th Floor Santa Monica, CA 90401
Harris Associates L.P. 111 S. Wacker Drive, Suite 4600 Chicago, IL 60606
Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
Loomis, Sayles & Company, L.P. One Financial Center Boston, MA 02111
Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104
Nuance Investments, LLC 4900 Main Street, Suite 220 Kansas City, MO 64112
Oldfield Partners LLP 11 Grosvenor Place London SW1X 7HH – United Kingdom
Polen Capital Management, LLC 1825 NW Corporate Boulevard, Suite 300 Boca Raton, FL 33431
Richard Bernstein Advisors, LLC 1251 Avenue of the Americas, Suite 4102 New York, NY 10020
Scharf Investments, LLC 16450 Los Gatos Boulevard, Suite 207 Los Gatos, CA 95032
Segall Bryant & Hamill, LLC 540 West Madison Street, Suite 1900 Chicago, IL 60661
Water Island Capital, LLC 41 Madison Avenue, 42nd Floor New York, NY 10010
Asset Preservation Advisors, LLC 3344 Peachtree Road NE, Suite 2050 Atlanta, GA 30326

Item 34. Management Services

The Registrant has disclosed all management-related service contracts in Parts A and B.

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Item 35. Undertakings

Registrant hereby undertakes to:

(1)	Furnish each person to whom a Prospectus is delivered a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

(2)

If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 153, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 153 and Amendment No. 154 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo and State of California, on the 14th day of February 2025.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 153 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta* Julie Allecta	Chairman of the Board, Trustee	February 14, 2025

/s/ Thomas W. Bird* Thomas W. Bird	Trustee	February 14, 2025

/s/ Jennifer M. Borggaard* Jennifer M. Borggaard	Trustee	February 14, 2025

/s/ Jonathan W. DePriest* Jonathan W. DePriest	Trustee	February 14, 2025

/s/ Craig Wainscott Craig Wainscott	Trustee	February 14, 2025

/s/ Jeffrey K. Seeley Jeffrey K. Seeley	Trustee and President (Principal Executive Officer)	February 14, 2025

/s/ Harold M. Shefrin* Harold M. Shefrin	Trustee	February 14, 2025

/s/ Pamela Yang Pamela Yang	Trustee	February 14, 2025

/s/ John M. Coughlan John M. Coughlan	Treasurer (Principal Financial Officer)	February 14, 2025

/s/ John M. Coughlan John M. Coughlan, Attorney-in-Fact

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INDEX TO EXHIBITS

(d)(2)		Form of Amended Appendix A and Appendix B to the Unified Investment Advisory Agreement

(d)(5)	(E)(2)	Investment Management Agreement with Polen Capital Management, LLC

(d)(5)	(P)(1)	Investment Management Agreement with Polen Capital Management, LLC

(d)(5)	(Q)(1)	Investment Management Agreement with Asset Preservation Advisors, LLC

(h)(4)	(H)	Form of Amendment to the Restated Contractual Advisory Fee Waiver Agreement

(h)(5)	(E)	Operating Expense Limitation Agreement for the Dolan McEniry Corporate Bond Fund

(h)(5)	(F)	Operating Expense Limitation Agreement for the APA Enhanced Income Municipal Fund

(p)(4)	(T)	Code of Ethics for Asset Preservation Advisors, LLC

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